RIMCO

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MONUMENT

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FUNDS

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COMBINED ANNUAL REPORT
TO SHAREHOLDERS

APRIL 30, 1997

RIMCO U.S. Treasury Money Market Fund
RIMCO Prime Money Market Fund
RIMCO Bond Fund
RIMCO Stock Fund
RIMCO Small Capitalization Equity Fund

Mutual Funds are not FDIC insured and are not deposits or obligations of or guaranteed by Riggs Bank N.A. They involve investment risks, including the possible loss of the principal amount invested.

RIGGS INVESTMENT MANAGEMENT CORP. (RIMCO)

------------------------------------------------------
Investment Adviser

FEDERATED SECURITIES CORP.

------------------------------------------------------
Distributor

2052603 (6/97)       [Recycled Logo]

PRESIDENT'S MESSAGE

--------------------------------------------------------------------------------

Dear Shareholder:

I am pleased to present your Annual Report to Shareholders for the RIMCO Monument Funds. In addition to a complete listing of each fund's investments, this report contains complete financial information for each fund from May 1, 1996 through April 30, 1997.

The fund-by-fund highlights over the 12-month period are as follows:

The RIMCO MONUMENT U.S. TREASURY MONEY MARKET FUND paid dividends totaling $0.05 per share. Net assets stood at $141 million on the last day of the period.*

The RIMCO MONUMENT PRIME MONEY MARKET FUND paid dividends totaling $0.05 per share to shareholders of both Class A Shares and Class B Shares. Net assets stood at $398.3 million on the last day of the period.*

The RIMCO MONUMENT BOND FUND paid a monthly dividend stream totaling $0.59 per share, which contributed to a total return of 5.79%, or 0.79% adjusted for the fund's maximum sales charge.** The fund's net asset value declined by $0.06 due to bond market volatility. Net assets stood at $31.8 million at the end of the period.

The RIMCO MONUMENT STOCK FUND continued to deliver strong performance. The fund achieved a total return of 16.34%, or 9.63% adjusted for the fund's maximum sales charge, in a favorable economic environment for stocks.** The fund paid $0.20 per share in total income distributions to shareholders, in addition to $2.71 per share in capital gains. Net assets reached $89.1 million at the end of the period.

After a period of extremely strong performance since it began operation in 1995, the RIMCO MONUMENT SMALL CAPITALIZATION EQUITY FUND was impacted by a short-term decline in the small-company stock market that occurred during the past fiscal year.+ While its total return for the fiscal year was negative (-3.76%, or -9.29% adjusted for the fund's maximum sales charge), the fund's annualized total return since it began operation on February 27, 1995 is a strong 16.72%, or 13.59% adjusted for the maximum sales charge as of April 30, 1997.** Over the period, the fund paid $0.82 per share in capital gains. Net assets reached $27.8 million at the end of the period.

 * Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so. An investment in the fund is neither insured nor guaranteed by the U.S.

   government.

** Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

 + Small cap stocks have historically experienced greater volatility than average.

Thank you for participating in one or more key financial markets through the professional management and diversification of the RIMCO Monument Funds. We'll continue to keep you up to date on your investment as we provide your account with the highest level of personal service.

Sincerely,

LOGO

Edward C. Gonzales
President
June 15, 1997

INVESTMENT REVIEW

--------------------------------------------------------------------------------

RIMCO MONUMENT BOND FUND ("BOND FUND")

Since the pronounced interest rate rise during the first four months of 1996, the fixed income markets have been remarkably stable. Rates are up about 20 basis points as measured by the 2-year Treasury note, and basically unchanged as measured by the 10-year and 30-year Treasury securities for the 12-month period ending April 30, 1997. Economic strength and its impact on inflation rates remain the dominant themes influencing the markets. While the economy was strong during the first quarter of 1997, inflation pressures remain muted.

For the fiscal year ending April 30, 1997, the Bond Fund generated a total return of 5.79%, based on net asset value.* This compares to a return of 7.08% for the Lehman Brothers Aggregate Bond Index** over the same period.

Significant changes were made in the sector weightings of the Bond Fund during the first quarter of 1997. Increased fund yield was the objective, as the agency, collateralized mortgage obligation ("CMO") and corporate sectors (especially finance) were reduced in favor of increases in both U.S. Treasuries and Government National Mortgage Association pass-through securities. Current sector weightings are as follow:


                    U.S. government................................    45%
                    Agency.........................................     5%
                    Pass-throughs..................................    24%
                    CMO............................................     7%
                    Industrial.....................................     7%
                    Telephones.....................................     3%
                    Finance........................................     5%
                    International..................................     3%

During the first quarter of 1997, fund duration was also actively managed as rates increased through much of February and March. Cash holdings were increased during the period and duration reduced to between 92% and 95% of the benchmark duration. During late March, fund duration was moved back to 100% of the benchmark and remains there. We expect to continue this approach during the summer of 1997, as it fits with our outlook for U.S. Treasury Bond yields to remain in a range of 6.50%-7.00%.

 * Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total return for the Bond Fund based on offering price for the same time period was 0.79%.

** The Lehman Brothers Aggregate Bond Index is an unmanaged total return index measuring both the capital price changes and income provided by the underlying universe of securities, weighted by market value outstanding.

   Investments cannot be made in an index.

INVESTMENT REVIEW

--------------------------------------------------------------------------------

RIMCO MONUMENT STOCK FUND ("STOCK FUND")

RIMCO MONUMENT SMALL CAPITALIZATION EQUITY FUND ("SMALL CAPITALIZATION FUND")

The Stock Fund continued its trend of providing solid returns to our shareholders. For the year ended April 30, 1997, the Stock Fund generated a total return of 16.34% based on net asset value.*

The Small Capitalization Fund generated a total return of (3.76%) based on net asset value.*

Our investment philosophy in managing both stock funds is to balance long-term valuation with the catalyst of short-term earnings acceleration. We employ our methodology which we call Value/ Momentum by focusing on four key factors: (1) relative value; (2) earnings growth relative to the stock's price-to-earnings multiple; (3) earnings estimate revisions; and (4) relative price strength. For stocks scoring highly in this process, we focus on the fundamental changes that management is implementing within these companies to generate earnings growth. We then choose to invest in those companies where we have the most confidence in management.

Over the past twelve months, we maintained broad diversification among industry segments. Examples of core holdings in the Stock Fund that were propelled by superior earnings growth included: Provident Cos., Inc., up 67%; Student Loan Marketing Association, up 64%; and Pfizer, Inc., up 41%.

In the Small Capitalization Fund, companies in the retail and finance sectors exhibited accelerating earnings growth due in part to a benign interest rate environment and improved consumer confidence. This was offset by weakness in technology. Superior core investments included:
Pier 1 Imports, Inc., up 49%; Life Technologies, Inc., up 34%; and Vesta Insurance Group, Inc., up 30%.

While the environment for stocks was generally favorable, the markets were extremely narrow, with market capitalization exhibiting the greatest influence on performance, i.e. the larger the company, the better the performance. Because we are investing in those companies that offer the best balance between valuation and accelerating earnings, our focus in the Stock Fund shifted over the course of the year away from the largest companies to more medium capitalization companies which demonstrated better valuation. Although the performance of the Stock Fund lagged the popular indexes during this period, we believe that adhering to our discipline will favor our clients over the long term as the markets generally correct overvaluations and reward companies that are undervalued.

We continue to expect a favorable environment for stocks predicated on moderate economic growth with low inflation of 3.0-3.5%. As investors accept this scenario, we believe the market should broaden out to include small- and mid-capitalization stocks. We believe that our disciplined focus on undervalued companies with solid earnings growth should continue to reward our shareholders in the future.

 * Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total return for the Stock Fund based on offering price for the same time period was 9.63%. Total return for the Small Capitalization Fund based on offering price for the same time period was (9.29%).

INVESTMENT REVIEW

--------------------------------------------------------------------------------

RIMCO MONUMENT U.S. TREASURY MONEY MARKET FUND ("TREASURY FUND")
RIMCO MONUMENT PRIME MONEY MARKET FUND ("PRIME FUND")

Since our last semi-annual review (six-month period ending October 31, 1996), short-term interest rates have continued to fluctuate within a very narrow range. The discount rate on the highest tier commercial paper, for example, has fluctuated between a low of 5.22% and a high of 5.60% during this period and stood at 5.57% as of our April 30, 1997 fiscal year end. The recent trend for short-term rates, however, has been up. First calendar quarter Gross Domestic Product grew at close to 6% due to surprisingly strong consumer spending. Meanwhile, the unemployment rate dropped to 4.9%, the lowest rate in decades. This level of economic activity, and an unemployment rate that has, in the past, been associated with wage inflation, prompted the Federal Reserve Board (the "Fed") to raise the official federal funds target rate from 5.25% to 5.5%.

Recent statistics have shown a tapering off of demand, allowing the Fed to leave rates unchanged at its recent May FOMC meeting. We currently expect short-term rates to continue to trade narrowly and economic activity to moderate. We certainly do not foresee an easing of short-term rates by the Fed any time soon. However, continued economic strength and strong employment gains would likely lead to additional Fed rate hikes. With strong stock market gains, historically high consumer confidence, and a very favorable employment situation, the risk at the moment would seem to favor higher, rather than lower, short-term rates.

RIMCO MONUMENT BOND FUND

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             GROWTH OF $10,000 INVESTED IN RIMCO MONUMENT BOND FUND

     The graph below illustrates the hypothetical investment of $10,000 in the RIMCO Monument Bond Fund (the "Fund") from May 11, 1992 (start of performance) to April 30, 1997, compared to the Lehman
Brothers Govt./Corp. Total Index.+

GRAPHIC PRESENTATION "A1" OMITTED.  SEE APPENDIX.

                     AVERAGE ANNUAL TOTAL RETURN** FOR THE
                          PERIOD ENDED APRIL 30, 1997

         1 Year.........................................................0.79%
         Start of Performance (05/11/92)................................5.43%

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR

GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

 * Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 3.50% ($10,000 investment minus $350 sales charge = $9,650). The Fund's performance assumes the reinvestment of all dividends and distributions. The Lehman Brothers Govt./Corp. Total Index has been adjusted to reflect reinvestment of dividends on securities in the index. Effective December 18, 1995 the maximum sales charge increased to 4.75%.

** Total return quoted reflects all applicable sales charges.

 + The Lehman Brothers Govt./Corp. Total Index is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. This index is unmanaged.

RIMCO MONUMENT STOCK FUND

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            GROWTH OF $10,000 INVESTED IN RIMCO MONUMENT STOCK FUND

     The graph below illustrates the hypothetical investment of $10,000 in the RIMCO Monument Stock Fund (the "Fund") from May 11, 1992 (start of performance) to April 30, 1997 compared to the Standard & Poor's 500 Index.+

GRAPHIC PRESENTATION "A2" OMITTED.  SEE APPENDIX.

                    AVERAGE ANNUAL TOTAL RETURN** FOR THE
                         PERIOD ENDED APRIL 30, 1997

         1 Year........................................................9.63%
         Start of Performance (05/11/92)............................. 15.65%

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR

GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

 * Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 3.50% ($10,000 investment minus $350 sales charge = $9,650). The Fund's performance assumes the reinvestment of all dividends and distributions. The Standard & Poor's 500 Index has been adjusted to reflect reinvestment of dividends on securities in the index. Effective December 18, 1995 the maximum sales charge increased to 5.75%.

** Total return quoted reflects all applicable sales charges.

 + The Standard & Poor's 500 Index is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. This index is unmanaged.

RIMCO MONUMENT SMALL CAPITALIZATION EQUITY FUND

--------------------------------------------------------------------------------

 GROWTH OF $10,000 INVESTED IN RIMCO MONUMENT SMALL CAPITALIZATION EQUITY FUND

     The graph below illustrates the hypothetical investment of $10,000 in the RIMCO Monument Small Capitalization Equity Fund (the "Fund") from February 27, 1995 (start of performance) to April 30, 1997 compared to the Russell 2000 Index.+

GRAPHIC PRESENTATION "A3" OMITTED.  SEE APPENDIX.

                    AVERAGE ANNUAL TOTAL RETURN** FOR THE
                         PERIOD ENDED APRIL 30, 1997

         1 Year......................................................(9.29)%
         Start of Performance (2/27/95).............................. 13.59%

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR

GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

 * Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 3.50% ($10,000 investment minus $350 sales charge = $9,650). The Fund's performance assumes the reinvestment of all dividends and distributions. The Russell 2000 Index has been adjusted to reflect reinvestment of dividends on securities in the index. Effective December 18, 1995 the maximum sales charge increased to 5.75%.

** Total return quoted reflects all applicable sales charges.

 + The Russell 2000 Index is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance.

   This index is unmanaged.

RIMCO MONUMENT U.S. TREASURY MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS

APRIL 30, 1997

--------------------------------------------------------------------------------


 PRINCIPAL

  AMOUNT                                                                                VALUE

-----------      -----------------------------------------------------------------   ------------
U.S. TREASURY OBLIGATIONS--47.2%

----------------------------------------------------------------------------------
                 U.S. TREASURY BILLS--20.9%

                 -----------------------------------------------------------------
$30,000,000      5/1/1997-3/5/1998                                                   $ 29,524,856
                 -----------------------------------------------------------------
                 U.S. TREASURY NOTES--26.3%

                 -----------------------------------------------------------------
 37,000,000      5.625%-8.500%, 6/30/1997-7/31/1997                                    37,088,349
                 -----------------------------------------------------------------   ------------
                 TOTAL U.S. TREASURY OBLIGATIONS                                       66,613,205

                 -----------------------------------------------------------------   ------------
(A) REPURCHASE AGREEMENTS--52.5%

----------------------------------------------------------------------------------
 37,012,000      Donaldson, Lufkin and Jenrette Securities Corp.,

                 5.350%, dated 4/30/1997, due 5/1/1997                                 37,012,000

                 -----------------------------------------------------------------
 37,013,000      Prudential Securities, Inc., 5.350%, dated 4/30/1997, due

                 5/1/1997                                                              37,013,000

                 -----------------------------------------------------------------   ------------
                 TOTAL REPURCHASE AGREEMENTS                                           74,025,000

                 -----------------------------------------------------------------   ------------
                 TOTAL INVESTMENTS (AT AMORTIZED COST)(B)                            $140,638,205

                 -----------------------------------------------------------------   ------------

(a) The repurchase agreements are fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.

(b) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($141,011,281) at April 30, 1997.

(See Notes which are an integral part of the Financial Statements)

RIMCO MONUMENT U.S. TREASURY MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 1997

--------------------------------------------------------------------------------



ASSETS:

------------------------------------------------------------------
Investments in repurchase agreements                                 $74,025,000

------------------------------------------------------------------
Investments in securities                                             66,613,205

------------------------------------------------------------------   -----------
     Total investments in securities, at amortized cost and value                   $140,638,205
--------------------------------------------------------------------------------
Cash                                                                                     230,153

--------------------------------------------------------------------------------
Income receivable                                                                        696,222

--------------------------------------------------------------------------------    ------------
     Total assets                                                                    141,564,580

--------------------------------------------------------------------------------
LIABILITIES:

--------------------------------------------------------------------------------
Payable for shares redeemed                                               55,711

------------------------------------------------------------------
Income distribution payable                                              469,244

------------------------------------------------------------------
Accrued expenses                                                          28,344

------------------------------------------------------------------   -----------
     Total liabilities                                                                   553,299

--------------------------------------------------------------------------------    ------------
NET ASSETS for 141,011,281 shares outstanding                                       $141,011,281
--------------------------------------------------------------------------------    ------------
NET ASSET VALUE, Offering Price and Redemption Proceeds Per Share:

$141,011,281 / 141,011,281 shares outstanding                                              $1.00
--------------------------------------------------------------------------------    ------------

(See Notes which are an integral part of the Financial Statements)

RIMCO MONUMENT U.S. TREASURY MONEY MARKET FUND

STATEMENT OF OPERATIONS
YEAR ENDED APRIL 30, 1997

--------------------------------------------------------------------------------


INVESTMENT INCOME:

---------------------------------------------------------------------------------
Interest                                                                             $7,138,461

---------------------------------------------------------------------------------
EXPENSES:

---------------------------------------------------------------------------------
Investment advisory fee                                                 $ 672,065
---------------------------------------------------------------------
Administrative personnel and services fee                                 171,345

---------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                   28,372
---------------------------------------------------------------------
Directors'/Trustees' fees                                                   1,154

---------------------------------------------------------------------
Auditing fees                                                              13,901

---------------------------------------------------------------------
Legal fees                                                                  1,087

---------------------------------------------------------------------
Portfolio accounting fees                                                  40,622

---------------------------------------------------------------------
Share registration costs                                                    7,658

---------------------------------------------------------------------
Printing and postage                                                        3,609

---------------------------------------------------------------------
Insurance premiums                                                          3,294

---------------------------------------------------------------------
Miscellaneous                                                               1,535

---------------------------------------------------------------------   ---------
     Total expenses                                                       944,642

---------------------------------------------------------------------
Waiver of investment advisory fee                                        (173,436)

---------------------------------------------------------------------   ---------
     Net expenses                                                                       771,206

---------------------------------------------------------------------------------    ----------
          Net investment income                                                      $6,367,255

---------------------------------------------------------------------------------    ----------

(See Notes which are an integral part of the Financial Statements)

RIMCO MONUMENT U.S. TREASURY MONEY MARKET FUND

STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------


                                                                     YEAR ENDED APRIL 30,

                                                                -------------------------------
                                                                    1997              1996
                                                                -------------     -------------
INCREASE (DECREASE) IN NET ASSETS:

--------------------------------------------------------------
OPERATIONS--

--------------------------------------------------------------
Net investment income                                           $   6,367,255     $   5,002,721
--------------------------------------------------------------  -------------     -------------
DISTRIBUTIONS TO SHAREHOLDERS--

--------------------------------------------------------------
Distributions from net investment income                           (6,367,255)       (5,002,721)
--------------------------------------------------------------  -------------     -------------
SHARE TRANSACTIONS--

--------------------------------------------------------------
Proceeds from sale of shares                                      449,279,619       436,204,901
--------------------------------------------------------------
Net asset value of shares issued to shareholders in payment of

distributions declared                                                860,699           773,387
--------------------------------------------------------------
Cost of shares redeemed                                          (416,232,679)     (410,963,751)
--------------------------------------------------------------  -------------     -------------
     Change in net assets resulting from share transactions        33,907,639        26,014,537
--------------------------------------------------------------  -------------     -------------
          Change in net assets                                     33,907,639        26,014,537
--------------------------------------------------------------
NET ASSETS:

--------------------------------------------------------------
Beginning of period                                               107,103,642        81,089,105
--------------------------------------------------------------  -------------     -------------
End of period                                                   $ 141,011,281     $ 107,103,642
--------------------------------------------------------------  -------------     -------------

(See Notes which are an integral part of the Financial Statements)

RIMCO MONUMENT U.S. TREASURY MONEY MARKET FUND

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                              YEAR ENDED APRIL 30,

                                             -------------------------------------------------------
                                             1997      1996      1995      1994      1993      1992(A)
                                             -----     -----     -----     -----     -----     -----
NET ASSET VALUE, BEGINNING OF PERIOD         $1.00     $1.00     $1.00     $1.00     $1.00     $1.00

-----------------------------------------
INCOME FROM INVESTMENT OPERATIONS

-----------------------------------------
  Net investment income                       0.05      0.05      0.04      0.03      0.03      0.02
-----------------------------------------    -----     -----     -----     -----     -----     -----
LESS DISTRIBUTIONS

-----------------------------------------
  Distributions from net investment

  income                                     (0.05)    (0.05)    (0.04)    (0.03)    (0.03)    (0.02)
-----------------------------------------    -----     -----     -----     -----     -----     -----
NET ASSET VALUE, END OF PERIOD               $1.00     $1.00     $1.00     $1.00     $1.00     $1.00
-----------------------------------------    -----     -----     -----     -----     -----     -----
TOTAL RETURN (B)                              4.83%     5.28%     4.39%     2.64%     2.92%     2.37%
-----------------------------------------
RATIOS TO AVERAGE NET ASSETS

-----------------------------------------
  Expenses                                    0.57%     0.60%     0.60%     0.56%     0.52%     0.41%*
-----------------------------------------
  Net investment income                       4.74%     5.17%     4.33%     2.61%     2.86%     4.08%*
-----------------------------------------
  Expense waiver/reimbursement (c)            0.13%     0.18%     0.20%     0.16%     0.29%     0.42%*
-----------------------------------------
SUPPLEMENTAL DATA

-----------------------------------------
  Net assets, end of period (000 omitted)    $141,011  $107,104  $81,089   $106,948  $86,875   $51,039
-----------------------------------------

  * Computed on an annualized basis.

(a) Reflects operations for the period from October 8, 1991 (date of initial public investment) to April 30, 1992.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

RIMCO MONUMENT PRIME MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS

APRIL 30, 1997

--------------------------------------------------------------------------------


 PRINCIPAL

  AMOUNT                                                                                 VALUE

-----------        ----------------------------------------------------------------   ------------
CORPORATE BONDS--53.6%

-----------------------------------------------------------------------------------
                   BANKING--7.7%

                   ----------------------------------------------------------------
$   500,000        BankAmerica Corp., 6.00%, 7/15/1997                                $    500,421
                   ----------------------------------------------------------------
  5,000,000        Bank of Boston Corp., 5.553%, 6/17/1997                               4,999,836
                   ----------------------------------------------------------------
 10,000,000        NBD Bank, Indiana, 7.500%, 2/28/1998                                 10,143,560
                   ----------------------------------------------------------------
  5,000,000        SouthTrust Bank of Georgia, Atlanta, 5.628%, 5/21/1997                4,999,888
                   ----------------------------------------------------------------
 10,000,000        Southtrust Bank, North Carolina, 5.688%, 5/15/1997                   10,000,000
                   ----------------------------------------------------------------   ------------
                   Total                                                                30,643,705

                   ----------------------------------------------------------------   ------------
                   CONSUMER NON-DURABLES--0.6%

                   ----------------------------------------------------------------
  2,450,000        Philip Morris Cos., Inc., 6.375%-9.75%, 5/1/1997-1/15/1998            2,452,784
                   ----------------------------------------------------------------   ------------
                   ELECTRONIC TECHNOLOGY--1.5%

                   ----------------------------------------------------------------
  5,850,000        International Business Machines Corp., 5.65%-6.375%, 11/1/1997-
                   1/22/1998                                                             5,833,655
                   ----------------------------------------------------------------   ------------
                   FINANCE--18.9%

                   ----------------------------------------------------------------
  8,900,000        American General Finance Corp., 7.00% - 7.625%,
                   10/1/1997-3/2/1998                                                    8,960,544

                   ----------------------------------------------------------------
  7,130,000        Associates Corp. of North America, 5.875% - 9.70%, 5/1/1997-
                   3/15/1998                                                             7,146,345
                   ----------------------------------------------------------------
    775,000        Beneficial Corp., 5.97%, 9/15/1997                                      774,918
                   ----------------------------------------------------------------
 10,000,000        CISCO, Inc., 5.394%, 5/20/1997                                        9,999,915
                   ----------------------------------------------------------------
    750,000        CIT Group Holdings, Inc., 8.75%, 7/1/1997                               753,770
                   ----------------------------------------------------------------
 10,000,000        First Bank FSB Fargo, North Dakota, 5.658%, 5/1/1997                  9,999,686
                   ----------------------------------------------------------------
    500,000        First Chicago Corp., 6.83%, 9/8/1997                                    501,777
                   ----------------------------------------------------------------
  6,055,000        Fleet Mortgage Group, Inc., 6.125%-7.25%, 8/15/1997-1/15/1998         6,076,773
                   ----------------------------------------------------------------
  5,000,000        Ford Capital BV, 9.375%, 1/1/1998                                     5,115,341
                   ----------------------------------------------------------------
  3,500,000        Household Finance Corp., 6.89%-7.75%, 6/15/1997-5/11/1998             3,512,337
                   ----------------------------------------------------------------
  5,000,000        IBM Credit Corp., 5.80%, 10/7/1997                                    4,995,519
                   ----------------------------------------------------------------

RIMCO MONUMENT PRIME MONEY MARKET FUND

--------------------------------------------------------------------------------


 PRINCIPAL

  AMOUNT                                                                                 VALUE

-----------        ----------------------------------------------------------------   ------------
CORPORATE BONDS--CONTINUED

-----------------------------------------------------------------------------------
                   FINANCE--CONTINUED

                   ----------------------------------------------------------------
$ 2,000,000        Norwest Corp., 7.70%, 11/15/1997                                   $  2,020,572
                   ----------------------------------------------------------------
 15,000,000        PHH Corp., 5.617%-5.668%, 5/12/1997-5/15/1997                        14,998,630
                   ----------------------------------------------------------------   ------------
                   Total                                                                74,856,127

                   ----------------------------------------------------------------   ------------
                   FINANCE-AUTOMOTIVE--9.5%

                   ----------------------------------------------------------------
 14,500,000        Chrysler Financial Corp., 5.92%-8.33%, 8/7/1997-2/2/1998             14,538,095
                   ----------------------------------------------------------------
 10,200,000        Ford Motor Credit Corp., 5.82%-6.80%, 5/6/1997-2/26/1998             10,222,840
                   ----------------------------------------------------------------
 13,150,000        General Motors Acceptance Corp., 5.875%-8.375%, 5/1/1997-

                   4/17/1998                                                            13,148,107

                   ----------------------------------------------------------------   ------------
                   Total                                                                37,909,042

                   ----------------------------------------------------------------   ------------
                   FINANCE-EQUIPMENT--6.6%

                   ----------------------------------------------------------------
    500,000        Deere (John) Capital Corp., 7.20%, 5/15/1997                            500,241
                   ----------------------------------------------------------------
 22,500,000        General Electric Capital Corp., 4.98%-8.625%, 5/6/1997-3/12/1998     22,540,346
                   ----------------------------------------------------------------
  3,200,000        International Lease Finance Corp., 5.625%-6.80%,

                   7/15/1997-3/1/1998                                                    3,203,942

                   ----------------------------------------------------------------   ------------
                   Total                                                                26,244,529

                   ----------------------------------------------------------------   ------------
                   FINANCE-INSURANCE--2.5%

                   ----------------------------------------------------------------
 10,000,000        Allstate Life Insurance Co., GIC, 5.624%, 5/1/1997                   10,000,000
                   ----------------------------------------------------------------   ------------
                   FINANCE-RETAIL--2.9%

                   ----------------------------------------------------------------
 11,600,000        Sears, Roebuck & Co., 6.75%-9.25%, 5/27/1997-3/2/1998                11,661,009
                   ----------------------------------------------------------------   ------------
                   FOOD & BEVERAGE--0.5%

                   ----------------------------------------------------------------
  2,100,000        PepsiCo, Inc., 6.125%, 1/15/1998                                      2,104,551
                   ----------------------------------------------------------------   ------------
                   INDUSTRIAL SERVICES--2.9%

                   ----------------------------------------------------------------
 11,656,000        WMX Technologies, Inc., 6.375%-8.125%, 7/1/1997-2/1/1998             11,685,563
                   ----------------------------------------------------------------   ------------
                   TOTAL CORPORATE BONDS                                               213,390,965

                   ----------------------------------------------------------------   ------------
GOVERNMENT AGENCIES--19.2%

-----------------------------------------------------------------------------------
               (a) FEDERAL FARM CREDIT BANK--2.5%

                   ----------------------------------------------------------------
 10,000,000        5.73%, 5/6/1997                                                      10,000,000
                   ----------------------------------------------------------------   ------------

RIMCO MONUMENT PRIME MONEY MARKET FUND

--------------------------------------------------------------------------------


 PRINCIPAL

  AMOUNT                                                                                 VALUE

-----------        ----------------------------------------------------------------   ------------
GOVERNMENT AGENCIES--CONTINUED

-----------------------------------------------------------------------------------
               (a) FEDERAL HOME LOAN BANK--6.3%

                   ----------------------------------------------------------------
$25,000,000        5.61%-5.875%, 5/8/1997                                             $ 24,999,060
                   ----------------------------------------------------------------   ------------
               (a) FEDERAL NATIONAL MORTGAGE ASSOCIATION--1.8%

                   ----------------------------------------------------------------
  7,250,000        5.383%-5.54%, 5/6/1997-6/12/1997                                      7,246,222
                   ----------------------------------------------------------------   ------------
               (a) STUDENT LOAN MARKETING ASSOCIATION--8.6%

                   ----------------------------------------------------------------
 34,375,000        5.53%-5.71%, 5/6/1997                                                34,340,668
                   ----------------------------------------------------------------   ------------
                   TOTAL GOVERNMENT AGENCIES                                            76,585,950

                   ----------------------------------------------------------------   ------------
(B)REPURCHASE AGREEMENTS--26.7%

-----------------------------------------------------------------------------------
 53,259,000        Donaldson, Lufkin and Jenrette Securities Corp., 5.350%, dated
                   4/30/1997, due 5/1/1997                                              53,259,000
                   ----------------------------------------------------------------
 53,260,000        Prudential Securities, Inc., 5.350%, dated 4/30/1997, due

                   5/1/1997                                                             53,260,000

                   ----------------------------------------------------------------   ------------
                   TOTAL REPURCHASE AGREEMENTS                                        $106,519,000

                   ----------------------------------------------------------------   ------------
                   TOTAL INVESTMENTS (AT AMORTIZED COST)(C)                           $396,495,915

                   ----------------------------------------------------------------   ------------

(a) Current rate and next reset date shown.

(b) The repurchase agreements are fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.

(c) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($398,299,687) at April 30, 1997.

The following acronym is used throughout this portfolio:

GIC -- Guaranteed Investment Contract

(See Notes which are an integral part of the Financial Statements)

RIMCO MONUMENT PRIME MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 1997

--------------------------------------------------------------------------------



ASSETS:

----------------------------------------------------------------------------
Investments in repurchase agreements                            $106,519,000

------------------------------------------------------------
Investments in securities                                        289,976,915

------------------------------------------------------------    ------------
     Total investments in securities, at amortized cost and value

     (tax cost $396,494,167)                                                       $396,495,915
----------------------------------------------------------------------------
Cash                                                                                      3,596

----------------------------------------------------------------------------
Income receivable                                                                     3,934,033

----------------------------------------------------------------------------
Receivable for shares sold                                                                2,936

----------------------------------------------------------------------------       ------------
     Total assets                                                                   400,436,480

----------------------------------------------------------------------------
LIABILITIES:

----------------------------------------------------------------------------
Payable for investments purchased                               $  1,038,492
------------------------------------------------------------
Payable for shares redeemed                                           68,645

------------------------------------------------------------
Income distribution payable                                          962,898

------------------------------------------------------------
Accrued expenses                                                      66,758

------------------------------------------------------------    ------------
     Total liabilities                                                                2,136,793

----------------------------------------------------------------------------       ------------
NET ASSETS for 398,588,594 shares outstanding                                      $398,299,687
----------------------------------------------------------------------------       ------------
NET ASSETS CONSIST OF:

----------------------------------------------------------------------------
Paid in capital                                                                    $398,591,999

----------------------------------------------------------------------------
Undistributed net investment income                                                     578,296

----------------------------------------------------------------------------
Accumulated net realized loss on investments                                           (870,608)
----------------------------------------------------------------------------       ------------
     Total Net Assets                                                              $398,299,687

----------------------------------------------------------------------------       ------------
NET ASSET VALUE, Offering Price and Redemption Proceeds Per Share:

----------------------------------------------------------------------------
Class A Shares:

----------------------------------------------------------------------------
$372,036,776 / 372,325,716 shares outstanding                                             $1.00
----------------------------------------------------------------------------       ------------
Class B Shares:

----------------------------------------------------------------------------
$26,262,911 / 26,262,878 shares outstanding                                               $1.00
----------------------------------------------------------------------------       ------------

(See Notes which are an integral part of the Financial Statements)

RIMCO MONUMENT PRIME MONEY MARKET FUND

STATEMENT OF OPERATIONS
YEAR ENDED APRIL 30, 1997

--------------------------------------------------------------------------------


INVESTMENT INCOME:

---------------------------------------------------------------------------------
Interest                                                                             $21,525,878

---------------------------------------------------------------------------------
EXPENSES:

---------------------------------------------------------------------------------
Investment advisory fee                                                $1,954,745

--------------------------------------------------------------------
Administrative personnel and services fee                                 497,453

--------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                   55,047
--------------------------------------------------------------------
Directors'/Trustees' fees                                                   2,920

--------------------------------------------------------------------
Auditing fees                                                              11,688

--------------------------------------------------------------------
Legal fees                                                                  1,496

--------------------------------------------------------------------
Portfolio accounting fees                                                  93,899

--------------------------------------------------------------------
Distribution services fee -- Class B Shares                                54,110
--------------------------------------------------------------------
Share registration costs                                                   21,687

--------------------------------------------------------------------
Printing and postage                                                        3,568

--------------------------------------------------------------------
Insurance premiums                                                          4,684

--------------------------------------------------------------------
Miscellaneous                                                               2,628

--------------------------------------------------------------------   ----------
     Total expenses                                                     2,703,925

--------------------------------------------------------------------
Waiver of investment advisory fee                                        (676,608)

--------------------------------------------------------------------   ----------
     Net expenses                                                                      2,027,317

---------------------------------------------------------------------------------    -----------
          Net investment income                                                       19,498,561

---------------------------------------------------------------------------------    -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

---------------------------------------------------------------------------------
Net realized gain on investments                                                           2,503

---------------------------------------------------------------------------------    -----------
          Change in net assets resulting from operations                             $19,501,064
---------------------------------------------------------------------------------    -----------

(See Notes which are an integral part of the Financial Statements)

RIMCO MONUMENT PRIME MONEY MARKET FUND

STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------


                                                                     YEAR ENDED APRIL 30,

                                                               ---------------------------------
                                                                    1997               1996
                                                               ---------------     -------------
INCREASE (DECREASE) IN NET ASSETS:

------------------------------------------------------------
OPERATIONS--

------------------------------------------------------------
Net investment income                                          $    19,498,561     $  17,291,722
------------------------------------------------------------
Net realized gain on investments ($14,610 net loss and
$60,388 net gain, respectively, as computed for federal tax

purposes)                                                                2,503            49,887
------------------------------------------------------------   ---------------     -------------
     Change in net assets resulting from operations                 19,501,064        17,341,609
------------------------------------------------------------   ---------------     -------------
DISTRIBUTIONS TO SHAREHOLDERS--

------------------------------------------------------------
Distributions from net investment income

------------------------------------------------------------
Class A Shares                                                     (19,005,740)      (17,475,829)
------------------------------------------------------------
Class B Shares                                                        (495,896)              (83)
------------------------------------------------------------   ---------------     -------------
     Change in net assets resulting from distributions to

     shareholders                                                  (19,501,636)      (17,475,912)
------------------------------------------------------------   ---------------     -------------
SHARE TRANSACTIONS--

------------------------------------------------------------
Proceeds from sale of shares                                     1,493,105,503       993,944,410
------------------------------------------------------------
Net asset value of shares issued to shareholders in payment

of distributions declared                                            6,512,524         3,827,513
------------------------------------------------------------
Cost of shares redeemed                                         (1,469,070,241)     (913,943,749)
------------------------------------------------------------   ---------------     -------------
     Change in net assets resulting from share transactions         30,547,786        83,828,174
------------------------------------------------------------   ---------------     -------------
     Change in net assets                                           30,547,214        83,693,871
------------------------------------------------------------
NET ASSETS:

------------------------------------------------------------
Beginning of period                                                367,752,473       284,058,602
------------------------------------------------------------   ---------------     -------------
End of period (including undistributed net investment income

of $578,296 and $583,120, respectively)                        $   398,299,687     $ 367,752,473
------------------------------------------------------------   ---------------     -------------

(See Notes which are an integral part of the Financial Statements)

RIMCO MONUMENT PRIME MONEY MARKET FUND

FINANCIAL HIGHLIGHTS -- CLASS A SHARES

--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                                        YEAR ENDED APRIL 30,

                                                      --------------------------------------------------------
                                                      1997      1996       1995      1994      1993       1992(A)
                                                      -----     -----     ------     -----     -----     -----
NET ASSET VALUE, BEGINNING OF PERIOD                  $1.00     $1.00      $1.00     $1.00     $1.00     $1.00
--------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS

--------------------------------------------------
  Net investment income                                0.05      0.05      0.047      0.03      0.04      0.03
--------------------------------------------------
  Net realized loss on investments                       --        --     (0.003)       --        --        --
--------------------------------------------------    -----     -----     ------     -----     -----     -----
  Total from investment operations                     0.05      0.05      0.044      0.03      0.04      0.03
--------------------------------------------------
LESS DISTRIBUTIONS

--------------------------------------------------
  Distributions from net investment income            (0.05)    (0.05)    (0.047)    (0.03)    (0.04)    (0.03)
--------------------------------------------------
CAPITAL CONTRIBUTION                                     --        --      0.003        --        --        --
--------------------------------------------------    -----     -----     ------     -----     -----     -----
NET ASSET VALUE, END OF PERIOD                        $1.00     $1.00      $1.00     $1.00     $1.00     $1.00
--------------------------------------------------    -----     -----     ------     -----     -----     -----
TOTAL RETURN (B)                                       5.09%     5.50%      4.84%(c)  3.08%     3.55%     2.90%
--------------------------------------------------
RATIOS TO AVERAGE NET ASSETS

--------------------------------------------------
  Expenses                                             0.51%     0.51%      0.44%     0.43%     0.41%     0.27%*
--------------------------------------------------
  Net investment income                                5.00%     5.26%      4.72%     3.02%     3.46%     4.56%*
--------------------------------------------------
  Expense waiver/reimbursement (d)                     0.17%     0.19%      0.24%     0.28%     0.31%     0.47%*
--------------------------------------------------
SUPPLEMENTAL DATA

--------------------------------------------------
  Net assets, end of period (000 omitted)             $372,037  $367,742  $284,059   $334,765  $277,267  $111,329
--------------------------------------------------

* Computed on an annualized basis.

(a) Reflects operations for the period from September 17, 1991 (date of initial public investment) to April 30, 1992.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) Total return would have remained at 4.84% absent the capital contribution by Riggs National Corp.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

RIMCO MONUMENT PRIME MONEY MARKET FUND

FINANCIAL HIGHLIGHTS--CLASS B SHARES

--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                                             YEAR ENDED APRIL
                                                                                    30,

                                                                             -----------------
                                                                              1997      1996(A)

                                                                             ------     ------
NET ASSET VALUE, BEGINNING OF PERIOD                                         $ 1.00     $ 1.00

-------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS

-------------------------------------------------------------------------
  Net investment income                                                        0.05       0.02
-------------------------------------------------------------------------    ------     ------
LESS DISTRIBUTIONS

-------------------------------------------------------------------------
  Distributions from net investment income                                    (0.05)     (0.02)
-------------------------------------------------------------------------    ------     ------
NET ASSET VALUE, END OF PERIOD                                               $ 1.00     $ 1.00
-------------------------------------------------------------------------    ------     ------
TOTAL RETURN (B)                                                               4.57%      0.74%
-------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS

-------------------------------------------------------------------------
  Expenses                                                                     1.01%      1.07%*
-------------------------------------------------------------------------
  Net investment income                                                        4.58%      4.58%*
-------------------------------------------------------------------------
  Expense waiver/reimbursement (c)                                             0.17%      0.19%*
-------------------------------------------------------------------------
SUPPLEMENTAL DATA

-------------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                    $26,263       $10
-------------------------------------------------------------------------

* Computed on an annualized basis.

(a) Reflects operations for the period from December 12, 1995 (date of initial public investment) to April 30, 1996.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

RIMCO MONUMENT BOND FUND

PORTFOLIO OF INVESTMENTS

APRIL 30, 1997

--------------------------------------------------------------------------------



PRINCIPAL

  AMOUNT                                                                                  VALUE

----------        ------------------------------------------------------------------   -----------
CORPORATE BONDS--17.4%

------------------------------------------------------------------------------------
                  CONSUMER DURABLES--3.0%

                  ------------------------------------------------------------------
$  900,000        Ford Motor Co., 9.00%, 9/15/2001                                     $   965,205
                  ------------------------------------------------------------------   -----------
                  FINANCE--4.9%

                  ------------------------------------------------------------------
   815,000        Countrywide Funding Corp., Company Guarantee, 6.28%, 1/15/2003           782,677
                  ------------------------------------------------------------------
   810,000        International Lease Finance Corp., 5.46%, 3/10/2000                      783,181
                  ------------------------------------------------------------------   -----------
                  Total                                                                  1,565,858

                  ------------------------------------------------------------------   -----------
                  INDUSTRIAL SERVICES--6.2%

                  ------------------------------------------------------------------
 1,000,000        Lucent Technologies, Inc., 7.25%, 7/15/2006                            1,005,970
                  ------------------------------------------------------------------
   950,000        WMX Technologies, Inc., 7.10%, 8/1/2026                                  957,933
                  ------------------------------------------------------------------   -----------
                  Total                                                                  1,963,903

                  ------------------------------------------------------------------   -----------
                  TELECOMMUNICATIONS--3.3%

                  ------------------------------------------------------------------
 1,000,000        AT&T Corp., 7.75%, 3/1/2007                                            1,037,500
                  ------------------------------------------------------------------   -----------
                  TOTAL CORPORATE BONDS (IDENTIFIED COST $5,481,900)                     5,532,466
                  ------------------------------------------------------------------   -----------
GOVERNMENT AGENCIES--27.8%

------------------------------------------------------------------------------------
                  FEDERAL HOME LOAN MORTGAGE CORPORATION--1.9%

                  ------------------------------------------------------------------
   620,000        6.79%, 5/24/2001                                                         617,619
                  ------------------------------------------------------------------   -----------
                  FEDERAL NATIONAL MORTGAGE ASSOCIATION--7.3%

                  ------------------------------------------------------------------
 1,000,000        8.50%, 2/1/2005                                                        1,037,120
                  ------------------------------------------------------------------
   869,465        REMIC, 9.50%, 6/25/2018                                                  924,416
                  ------------------------------------------------------------------
   335,683        REMIC, 9.50%, 7/25/2019                                                  357,287
                  ------------------------------------------------------------------   -----------
                  Total                                                                  2,318,823

                  ------------------------------------------------------------------   -----------
                  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION--18.6%

                  ------------------------------------------------------------------
 1,262,793        7.50%, 5/15/2026                                                       1,252,930
                  ------------------------------------------------------------------
 4,494,940        8.50%, 2/15/2027                                                       4,654,881
                  ------------------------------------------------------------------   -----------
                  Total                                                                  5,907,811

                  ------------------------------------------------------------------   -----------
                  TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $8,830,894)                 8,844,253
                  ------------------------------------------------------------------   -----------

RIMCO MONUMENT BOND FUND

--------------------------------------------------------------------------------



PRINCIPAL

  AMOUNT                                                                                  VALUE

----------        ------------------------------------------------------------------   -----------
U.S. TREASURY OBLIGATIONS--46.6%

------------------------------------------------------------------------------------
                  U.S. TREASURY BONDS--13.2%

                  ------------------------------------------------------------------
$2,585,000        6.25%, 8/15/2023                                                     $ 2,341,441
                  ------------------------------------------------------------------
 1,975,000        6.50%, 11/15/2026                                                      1,853,735
                  ------------------------------------------------------------------   -----------
                  Total                                                                  4,195,176

                  ------------------------------------------------------------------   -----------
                  U.S. TREASURY NOTES--33.4%

                  ------------------------------------------------------------------
 2,017,000        5.875%, 2/15/2004                                                      1,932,871
                  ------------------------------------------------------------------
 1,280,000        6.25%, 10/31/2001                                                      1,265,203
                  ------------------------------------------------------------------
 2,715,000        6.25%, 4/30/2001                                                       2,690,239
                  ------------------------------------------------------------------
 2,785,000        6.25%, 7/31/1998                                                       2,792,241
                  ------------------------------------------------------------------
 1,920,000        6.75%, 4/30/2000                                                       1,937,031
                  ------------------------------------------------------------------   -----------
                  Total                                                                 10,617,585

                  ------------------------------------------------------------------   -----------
                  TOTAL U.S. TREASURY OBLIGATIONS (IDENTIFIED COST $15,017,247)         14,812,761

                  ------------------------------------------------------------------   -----------
(A) REPURCHASE AGREEMENT--7.5%

------------------------------------------------------------------------------------
 2,372,000        Donaldson, Lufkin and Jenrette Securities Corp., 5.35%, dated
                  4/30/1997, due 5/1/1997 (AT AMORTIZED COST)                            2,372,000
                  ------------------------------------------------------------------   -----------
                  TOTAL INVESTMENTS (IDENTIFIED COST $31,702,041)(B)                   $31,561,480

                  ------------------------------------------------------------------   -----------

(a) The repurchase agreement is fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.

(b) The cost of investments for federal tax purposes amounts to $31,710,911. The net unrealized depreciation of investments on a federal tax basis amounts to $149,431 which is comprised of $99,602 appreciation and $249,033 depreciation at April 30, 1997.

Note: The categories of investments are shown as a percentage of net assets
      ($31,829,151) at April 30, 1997.

The following acronym is used throughout this portfolio:

REMIC -- Real Estate Mortgage Investment Conduit

(See Notes which are an integral part of the Financial Statements)

RIMCO MONUMENT BOND FUND

STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 1997

--------------------------------------------------------------------------------



ASSETS:

--------------------------------------------------------------------------------
Total investments in securities, at value (identified cost

$31,702,041 and tax cost $31,710,911)                                               $31,561,480
--------------------------------------------------------------------------------
Cash                                                                                        330

--------------------------------------------------------------------------------
Income receivable                                                                       328,397

--------------------------------------------------------------------------------
Receivable for shares sold                                                              113,175

--------------------------------------------------------------------------------    -----------
     Total assets                                                                    32,003,382

--------------------------------------------------------------------------------
LIABILITIES:

--------------------------------------------------------------------------------
Payable for shares redeemed                                             $ 13,028
---------------------------------------------------------------------
Income distribution payable                                              137,347

---------------------------------------------------------------------
Accrued expenses                                                          23,856

---------------------------------------------------------------------   --------
     Total liabilities                                                                  174,231

--------------------------------------------------------------------------------    -----------
NET ASSETS for 3,383,560 shares outstanding                                         $31,829,151
--------------------------------------------------------------------------------    -----------
NET ASSETS CONSIST OF:

--------------------------------------------------------------------------------
Paid in capital                                                                     $35,575,305

--------------------------------------------------------------------------------
Net unrealized depreciation of investments                                             (140,561)

--------------------------------------------------------------------------------
Accumulated net realized loss on investments                                         (3,646,838)
--------------------------------------------------------------------------------
Undistributed net investment income                                                      41,245

--------------------------------------------------------------------------------    -----------
     Total Net Assets                                                               $31,829,151

--------------------------------------------------------------------------------    -----------
NET ASSET VALUE and Redemption Proceeds Per Share

($31,829,151 / 3,383,560 shares outstanding)                                              $9.41
--------------------------------------------------------------------------------    -----------
Offering Price Per Share (100/95.25 of $9.41)*                                            $9.88
--------------------------------------------------------------------------------    -----------

* See "What Shares Cost" in the Prospectus.

(See Notes which are an integral part of the Financial Statements)

RIMCO MONUMENT BOND FUND

STATEMENT OF OPERATIONS
YEAR ENDED APRIL 30, 1997

--------------------------------------------------------------------------------


INVESTMENT INCOME:

---------------------------------------------------------------------------------
Interest                                                                             $2,463,739

---------------------------------------------------------------------------------
EXPENSES:

---------------------------------------------------------------------------------
Investment advisory fee                                                 $ 255,588
---------------------------------------------------------------------
Administrative personnel and services fee                                  51,473

---------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                   40,260
---------------------------------------------------------------------
Directors'/Trustees' fees                                                   1,410

---------------------------------------------------------------------
Auditing fees                                                              13,840

---------------------------------------------------------------------
Legal fees                                                                  1,563

---------------------------------------------------------------------
Portfolio accounting fees                                                  48,511

---------------------------------------------------------------------
Share registration costs                                                    6,449

---------------------------------------------------------------------
Printing and postage                                                        6,056

---------------------------------------------------------------------
Insurance premiums                                                          4,100

---------------------------------------------------------------------
Miscellaneous                                                               4,913

---------------------------------------------------------------------   ---------
     Total expenses                                                       434,163

---------------------------------------------------------------------
Waiver of investment advisory fee                                        (136,314)

---------------------------------------------------------------------   ---------
     Net expenses                                                                       297,849

---------------------------------------------------------------------------------    ----------
          Net investment income                                                       2,165,890

---------------------------------------------------------------------------------    ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

---------------------------------------------------------------------------------
Net realized loss on investments                                                       (526,090)

---------------------------------------------------------------------------------
Net change in unrealized depreciation of investments                                     72,263
---------------------------------------------------------------------------------    ----------
     Net realized and unrealized loss on investments                                   (453,827)
---------------------------------------------------------------------------------    ----------
          Change in net assets resulting from operations                             $1,712,063
---------------------------------------------------------------------------------    ----------

(See Notes which are an integral part of the Financial Statements)

RIMCO MONUMENT BOND FUND

STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------


                                                                       YEAR ENDED APRIL 30,

                                                                   ----------------------------
                                                                       1997            1996
                                                                   ------------     -----------
INCREASE (DECREASE) IN NET ASSETS:

----------------------------------------------------------------
OPERATIONS--

----------------------------------------------------------------
Net investment income                                              $  2,165,890     $ 2,972,860
----------------------------------------------------------------
Net realized gain (loss) on investments ($470,326 net loss and
$695,702 net gain, respectively, as computed for federal tax

purposes)                                                              (526,090)      1,109,602
----------------------------------------------------------------
Net change in unrealized appreciation/depreciation of

investments                                                              72,263        (693,650)
----------------------------------------------------------------   ------------     -----------
     Change in net assets resulting from operations                   1,712,063       3,388,812
----------------------------------------------------------------   ------------     -----------
DISTRIBUTIONS TO SHAREHOLDERS--

----------------------------------------------------------------
Distributions from net investment income                             (2,124,645)     (2,998,654)
----------------------------------------------------------------   ------------     -----------
SHARE TRANSACTIONS--

----------------------------------------------------------------
Proceeds from sale of shares                                          6,128,321      11,038,098
----------------------------------------------------------------
Net asset value of shares issued to shareholders in payment of

distributions declared                                                  345,771         509,532
----------------------------------------------------------------
Cost of shares redeemed                                             (25,150,919)     (7,839,532)
----------------------------------------------------------------   ------------     -----------
     Change in net assets resulting from share transactions         (18,676,827)      3,708,098
----------------------------------------------------------------   ------------     -----------
          Change in net assets                                      (19,089,409)      4,098,256
----------------------------------------------------------------
NET ASSETS:

----------------------------------------------------------------
Beginning of period                                                  50,918,560      46,820,304
----------------------------------------------------------------   ------------     -----------
End of period (including undistributed net investment income of

$41,245 and $0, respectively)                                      $ 31,829,151     $50,918,560
----------------------------------------------------------------   ------------     -----------

(See Notes which are an integral part of the Financial Statements)

RIMCO MONUMENT BOND FUND

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                           YEAR ENDED APRIL 30,

                                            --------------------------------------------------
                                             1997       1996       1995       1994       1993(A)
                                            ------     ------     ------     ------     ------
NET ASSET VALUE, BEGINNING OF PERIOD        $ 9.47     $ 9.35     $ 9.46     $10.40     $10.00

----------------------------------------
INCOME FROM INVESTMENT OPERATIONS

----------------------------------------
  Net investment income                       0.60       0.59       0.56       0.53       0.60
----------------------------------------
  Net realized and unrealized gain

  (loss) on investments                      (0.07)      0.12      (0.11)     (0.38)      0.66
----------------------------------------    ------     ------     ------     ------     ------
  Total from investment operations            0.53       0.71       0.45       0.15       1.26
----------------------------------------
LESS DISTRIBUTIONS

----------------------------------------
  Distributions from net investment

  income                                     (0.59)     (0.59)     (0.56)     (0.53)     (0.60)
----------------------------------------
  Distributions from net realized gains         --         --         --      (0.56)     (0.26)
----------------------------------------    ------     ------     ------     ------     ------
  Total distributions                        (0.59)     (0.59)     (0.56)     (1.09)     (0.86)
----------------------------------------    ------     ------     ------     ------     ------
NET ASSET VALUE, END OF PERIOD              $ 9.41     $ 9.47     $ 9.35     $ 9.46     $10.40
----------------------------------------    ------     ------     ------     ------     ------
TOTAL RETURN (B)                              5.79%      7.60%      5.01%      1.10%     12.93%
----------------------------------------
RATIOS TO AVERAGE NET ASSETS

----------------------------------------
  Expenses                                    0.87%      0.80%      0.80%      0.68%      0.50%*
----------------------------------------
  Net investment income                       6.36%      6.04%      6.06%      5.15%      5.95%*
----------------------------------------
  Expense waiver/reimbursement (c)            0.40%      0.40%      0.40%      0.48%      0.65%*
----------------------------------------
SUPPLEMENTAL DATA

----------------------------------------
  Net assets, end of period (000

  omitted)                                  $31,829    $50,919    $46,820    $47,552    $44,668
----------------------------------------
  Portfolio turnover                           171%       128%       262%       344%       371%
----------------------------------------

* Computed on an annualized basis.

(a) Reflects operations for the period from May 11, 1992 (date of initial public investment) to April 30, 1993.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

RIMCO MONUMENT STOCK FUND

PORTFOLIO OF INVESTMENTS

APRIL 30, 1997

--------------------------------------------------------------------------------


  SHARES                                                                                  VALUE

----------        ------------------------------------------------------------------   -----------
COMMON STOCKS--94.3%

------------------------------------------------------------------------------------
                  BASIC MATERIALS--5.5%

                  ------------------------------------------------------------------
    35,375        Nucor Corporation                                                    $ 1,759,906
                  ------------------------------------------------------------------
    35,485        Olin Corp.                                                             1,459,321
                  ------------------------------------------------------------------
    21,765        Potash Corporation of Saskatchewan, Inc.                               1,673,184
                  ------------------------------------------------------------------   -----------
                  Total                                                                  4,892,411

                  ------------------------------------------------------------------   -----------
                  CAPITAL GOODS--7.4%

                  ------------------------------------------------------------------
    37,555        Ingersoll-Rand Co.                                                     1,844,889
                  ------------------------------------------------------------------
    16,723        Rockwell International Corp.                                           1,112,080
                  ------------------------------------------------------------------
    16,260        Textron, Inc.                                                          1,810,958
                  ------------------------------------------------------------------
    23,980        United Technologies Corp.                                              1,813,488
                  ------------------------------------------------------------------   -----------
                  Total                                                                  6,581,415

                  ------------------------------------------------------------------   -----------
                  CONSUMER CYCLICAL--6.3%

                  ------------------------------------------------------------------
    60,975        Chrysler Corp.                                                         1,829,250
                  ------------------------------------------------------------------
    38,640        Sears, Roebuck & Co.                                                   1,854,720
                  ------------------------------------------------------------------
    40,315        TJX Cos., Inc.                                                         1,904,884
                  ------------------------------------------------------------------   -----------
                  Total                                                                  5,588,854

                  ------------------------------------------------------------------   -----------
                  CONSUMER SERVICES--0.9%

                  ------------------------------------------------------------------
    18,610        Tribune Co.                                                              816,514
                  ------------------------------------------------------------------   -----------
                  CONSUMER STAPLES--10.5%

                  ------------------------------------------------------------------
    51,460        American Stores Co.                                                    2,341,430
                  ------------------------------------------------------------------
    23,605        ConAgra, Inc.                                                          1,360,238
                  ------------------------------------------------------------------
    43,860        Philip Morris Cos., Inc.                                               1,726,988
                  ------------------------------------------------------------------
    49,660        RJR Nabisco Holdings Corp.                                             1,477,385
                  ------------------------------------------------------------------
    20,770    (a) Safeway, Inc.                                                            926,861
                  ------------------------------------------------------------------
     7,860        Unilever N.V., ADR                                                     1,542,525
                  ------------------------------------------------------------------   -----------
                  Total                                                                  9,375,427

                  ------------------------------------------------------------------   -----------

RIMCO MONUMENT STOCK FUND

--------------------------------------------------------------------------------


  SHARES                                                                                  VALUE

----------        ------------------------------------------------------------------   -----------
COMMON STOCKS--CONTINUED

------------------------------------------------------------------------------------
                  ENERGY--9.4%

                  ------------------------------------------------------------------
     6,860        British Petroleum Co. PLC, ADR                                       $   944,107
                  ------------------------------------------------------------------
    27,270        Coastal Corp.                                                          1,295,325
                  ------------------------------------------------------------------
    19,860        Columbia Gas System, Inc.                                              1,228,837
                  ------------------------------------------------------------------
    13,275        Mobil Corp.                                                            1,725,750
                  ------------------------------------------------------------------
    16,471        Texaco, Inc.                                                           1,737,691
                  ------------------------------------------------------------------
    37,365        Tidewater, Inc.                                                        1,499,271
                  ------------------------------------------------------------------   -----------
                  Total                                                                  8,430,981

                  ------------------------------------------------------------------   -----------
                  FINANCIAL--18.9%

                  ------------------------------------------------------------------
    22,465        Ahmanson (H.F.) & Co.                                                    856,478
                  ------------------------------------------------------------------
    26,475        American Express Co.                                                   1,744,040
                  ------------------------------------------------------------------
    15,040        BankAmerica Corp.                                                      1,757,800
                  ------------------------------------------------------------------
    29,317        Franklin Resources, Inc.                                               1,733,367
                  ------------------------------------------------------------------
    25,820        Golden West Financial Corp.                                            1,678,300
                  ------------------------------------------------------------------
    33,190        Great Western Financial Corp.                                          1,393,980
                  ------------------------------------------------------------------
    24,570        ITT Hartford Group, Inc.                                               1,830,465
                  ------------------------------------------------------------------
    25,585        Provident Cos., Inc.                                                   1,429,562
                  ------------------------------------------------------------------
     8,515        Student Loan Marketing Association                                     1,006,899
                  ------------------------------------------------------------------
    99,535        USF&G Corp.                                                            1,990,700
                  ------------------------------------------------------------------
    28,315        Washington Mutual, Inc.                                                1,398,054
                  ------------------------------------------------------------------   -----------
                  Total                                                                 16,819,645

                  ------------------------------------------------------------------   -----------
                  HEALTHCARE--10.5%

                  ------------------------------------------------------------------
    28,130    (a) Amgen, Inc.                                                            1,656,154
                  ------------------------------------------------------------------
    44,265        Columbia/HCA Healthcare Corp.                                          1,549,275
                  ------------------------------------------------------------------
    21,260    (a) Oxford Health Plans, Inc.                                              1,400,502
                  ------------------------------------------------------------------
    19,825        Perkin-Elmer Corp.                                                     1,439,791
                  ------------------------------------------------------------------

RIMCO MONUMENT STOCK FUND

--------------------------------------------------------------------------------


  SHARES                                                                                  VALUE

----------        ------------------------------------------------------------------   -----------
COMMON STOCKS--CONTINUED

------------------------------------------------------------------------------------
                  HEALTHCARE--CONTINUED

                  ------------------------------------------------------------------
    18,045        Pfizer, Inc.                                                         $ 1,732,320
                  ------------------------------------------------------------------
    38,725    (a) Vencor, Inc.                                                           1,611,928
                  ------------------------------------------------------------------   -----------
                  Total                                                                  9,389,970

                  ------------------------------------------------------------------   -----------
                  MACHINERY & EQUIPMENT--2.1%

                  ------------------------------------------------------------------
    21,075        Caterpillar, Inc.                                                      1,875,675
                  ------------------------------------------------------------------   -----------
                  TECHNOLOGY--12.7%

                  ------------------------------------------------------------------
    32,195    (a) Cisco Systems, Inc.                                                    1,666,091
                  ------------------------------------------------------------------
    16,760    (a) Compaq Computer Corp.                                                  1,430,885
                  ------------------------------------------------------------------
    20,310        Computer Associates International, Inc.                                1,056,120
                  ------------------------------------------------------------------
     9,220        Intel Corp.                                                            1,411,812
                  ------------------------------------------------------------------
    20,650    (a) Seagate Technology, Inc.                                                 947,319
                  ------------------------------------------------------------------
    60,070    (a) Sun Microsystems, Inc.                                                 1,730,767
                  ------------------------------------------------------------------
    25,920    (a) U.S. Robotics Corp.                                                    1,312,200
                  ------------------------------------------------------------------
    28,565        Xerox Corp.                                                            1,756,748
                  ------------------------------------------------------------------   -----------
                  Total                                                                 11,311,942

                  ------------------------------------------------------------------   -----------
                  TRANSPORTATION--2.0%

                  ------------------------------------------------------------------
    23,350    (a) UAL Corp.                                                              1,736,656
                  ------------------------------------------------------------------   -----------
                  UTILITIES-GAS & ELECTRIC--2.3%

                  ------------------------------------------------------------------
    41,180        Edison International                                                     864,780
                  ------------------------------------------------------------------
    26,100        FPL Group, Inc.                                                        1,164,712
                  ------------------------------------------------------------------   -----------
                  Total                                                                  2,029,492

                  ------------------------------------------------------------------   -----------
                  UTILITIES-TELEPHONE--5.8%

                  ------------------------------------------------------------------
    46,650        GTE Corp.                                                              2,140,069
                  ------------------------------------------------------------------
    75,770    (a) LCI International, Inc.                                                1,259,676
                  ------------------------------------------------------------------
    32,430        SBC Communications, Inc.                                               1,799,865
                  ------------------------------------------------------------------   -----------
                  Total                                                                  5,199,610

                  ------------------------------------------------------------------   -----------
                  TOTAL COMMON STOCKS (IDENTIFIED COST $66,628,871)                     84,048,592
                  ------------------------------------------------------------------   -----------

RIMCO MONUMENT STOCK FUND

--------------------------------------------------------------------------------



SHARES OR

PRINCIPAL

  AMOUNT                                                                                  VALUE

----------        ------------------------------------------------------------------   -----------
(B) REPURCHASE AGREEMENT--6.4%

------------------------------------------------------------------------------------
$5,696,000        Donaldson, Lufkin and Jenrette Securities Corp., 5.35%, dated
                  4/30/1997, due 5/1/1997 (AT AMORTIZED COST)                          $ 5,696,000
                  ------------------------------------------------------------------   -----------
                  TOTAL INVESTMENTS (IDENTIFIED COST $72,324,871) (C)                  $89,744,592
                  ------------------------------------------------------------------   -----------

(a) Non-income producing security.

(b) The repurchase agreement is fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.

(c) The cost of investments for federal tax purposes amounts to $72,326,632. The net unrealized appreciation of investments on a federal tax basis amounts to $17,417,960 which is comprised of $18,722,548 appreciation and $1,304,588 depreciation at April 30, 1997.

Note: The categories of investments are shown as a percentage of net assets
      ($89,141,747) at April 30, 1997.

The following acronyms are used throughout this portfolio:

ADR -- American Depository Receipt
PLC  -- Public Limited Company

(See Notes which are an integral part of the Financial Statements)

RIMCO MONUMENT STOCK FUND

STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 1997

--------------------------------------------------------------------------------



ASSETS:

--------------------------------------------------------------------------------
Total investments in securities, at value (identified cost $72,324,871 and tax
cost $72,326,632)                                                                   $89,744,592
--------------------------------------------------------------------------------
Cash                                                                                     16,233

--------------------------------------------------------------------------------
Income receivable                                                                        74,331

--------------------------------------------------------------------------------
Receivable for investments sold                                                         238,159

--------------------------------------------------------------------------------
Receivable for shares sold                                                               42,759

--------------------------------------------------------------------------------    -----------
     Total assets                                                                    90,116,074

--------------------------------------------------------------------------------
LIABILITIES:

--------------------------------------------------------------------------------
Payable for investments purchased                                       $940,836

---------------------------------------------------------------------
Payable for shares redeemed                                                  199

---------------------------------------------------------------------
Accrued expenses                                                          33,292

---------------------------------------------------------------------   --------
     Total liabilities                                                                  974,327

--------------------------------------------------------------------------------    -----------
NET ASSETS for 5,782,109 shares outstanding                                         $89,141,747
--------------------------------------------------------------------------------    -----------
NET ASSETS CONSIST OF:

--------------------------------------------------------------------------------
Paid-in capital                                                                     $62,047,764

--------------------------------------------------------------------------------
Net unrealized appreciation of investments                                           17,419,721

--------------------------------------------------------------------------------
Accumulated net realized gain on investments                                          9,575,322
--------------------------------------------------------------------------------
Undistributed net investment income                                                      98,940

--------------------------------------------------------------------------------    -----------
     Total Net Assets                                                               $89,141,747

--------------------------------------------------------------------------------    -----------
NET ASSET VALUE and Redemption Proceeds Per Share:

($89,141,747 / 5,782,109 shares outstanding)                                             $15.41
--------------------------------------------------------------------------------    -----------
Offering Price Per Share (100/94.25 of $15.41)*                                          $16.35
--------------------------------------------------------------------------------    -----------

* See "What Shares Cost" in the Prospectus.

(See Notes which are an integral part of the Financial Statements)

RIMCO MONUMENT STOCK FUND

STATEMENT OF OPERATIONS
YEAR ENDED APRIL 30, 1997

--------------------------------------------------------------------------------


INVESTMENT INCOME:

--------------------------------------------------------------------------------
Interest                                                                            $   174,060
--------------------------------------------------------------------------------
Dividends                                                                             1,631,730

--------------------------------------------------------------------------------    -----------
     Total income                                                                     1,805,790

--------------------------------------------------------------------------------
EXPENSES:

--------------------------------------------------------------------------------
Investment advisory fee                                                 $622,704

---------------------------------------------------------------------
Administrative personnel and services fee                                106,088

---------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                  48,893
---------------------------------------------------------------------
Directors'/Trustees' fees                                                  1,402

---------------------------------------------------------------------
Auditing fees                                                             14,016

---------------------------------------------------------------------
Legal fees                                                                 2,114

---------------------------------------------------------------------
Portfolio accounting fees                                                 43,366

---------------------------------------------------------------------
Share registration costs                                                  10,204

---------------------------------------------------------------------
Printing and postage                                                         668

---------------------------------------------------------------------
Insurance premiums                                                         3,168

---------------------------------------------------------------------
Miscellaneous                                                              2,508

---------------------------------------------------------------------   --------
     Total expenses                                                      855,131

---------------------------------------------------------------------
Waiver of investment advisory fee                                        (99,633)

---------------------------------------------------------------------   --------
     Net expenses                                                                       755,498

--------------------------------------------------------------------------------    -----------
          Net investment income                                                       1,050,292

--------------------------------------------------------------------------------    -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

--------------------------------------------------------------------------------
Net realized gain on investments                                                     13,715,852

--------------------------------------------------------------------------------
Net change in unrealized appreciation of investments                                 (2,163,305)
--------------------------------------------------------------------------------    -----------
     Net realized and unrealized gain on investments                                 11,552,547
--------------------------------------------------------------------------------    -----------
          Change in net assets resulting from operations                            $12,602,839
--------------------------------------------------------------------------------    -----------

(See Notes which are an integral part of the Financial Statements)

RIMCO MONUMENT STOCK FUND

STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------


                                                                      YEAR ENDED APRIL 30,

                                                                  -----------------------------
                                                                      1997             1996
                                                                  ------------     ------------
INCREASE (DECREASE) IN NET ASSETS:

----------------------------------------------------------------
OPERATIONS--

----------------------------------------------------------------
Net investment income                                             $  1,050,292     $    989,355
----------------------------------------------------------------
Net realized gain on investments ($13,717,613 and $12,721,408

respectively, as computed for federal tax purposes)                 13,715,852       12,753,787
----------------------------------------------------------------
Net change in unrealized appreciation of investments                (2,163,305)       8,924,816
----------------------------------------------------------------  ------------     ------------
     Change in net assets resulting from operations                 12,602,839       22,667,958
----------------------------------------------------------------  ------------     ------------
DISTRIBUTIONS TO SHAREHOLDERS--

----------------------------------------------------------------
Distributions from net investment income                            (1,013,053)        (984,777)
----------------------------------------------------------------
Distributions from net realized gains                              (13,232,044)      (4,555,282)
----------------------------------------------------------------  ------------     ------------
     Change in net assets resulting from distributions to

     shareholders                                                  (14,245,097)      (5,540,059)
----------------------------------------------------------------  ------------     ------------
SHARE TRANSACTIONS--

----------------------------------------------------------------
Proceeds from sale of shares                                        23,284,614       18,698,038
----------------------------------------------------------------
Net asset value of shares issued to shareholders in payment of

distributions declared                                               4,358,886        2,382,006
----------------------------------------------------------------
Cost of shares redeemed                                            (21,656,846)     (19,429,239)
----------------------------------------------------------------  ------------     ------------
     Change in net assets resulting from share transactions          5,986,654        1,650,805
----------------------------------------------------------------  ------------     ------------
          Change in net assets                                       4,344,396       18,778,704
----------------------------------------------------------------
NET ASSETS:

----------------------------------------------------------------
Beginning of period                                                 84,797,351       66,018,647
----------------------------------------------------------------  ------------     ------------
End of period (including undistributed net investment income of

$98,940 and $61,701, respectively)                                $ 89,141,747     $ 84,797,351
----------------------------------------------------------------  ------------     ------------

(See Notes which are an integral part of the Financial Statements)

RIMCO MONUMENT STOCK FUND

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                                     YEAR ENDED APRIL 30,

                                                      --------------------------------------------------
                                                       1997       1996       1995       1994       1993(A)
                                                      ------     ------     ------     ------     ------
NET ASSET VALUE, BEGINNING OF PERIOD                  $15.84     $12.69     $11.89     $10.46     $10.00
--------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS

--------------------------------------------------
  Net investment income                                 0.20       0.18       0.20       0.16       0.21
--------------------------------------------------
  Net realized and unrealized gain on investments       2.28       4.00       1.39       1.44       0.46
--------------------------------------------------    ------     ------     ------     ------     ------
  Total from investment operations                      2.48       4.18       1.59       1.60       0.67
--------------------------------------------------    ------     ------     ------     ------     ------
LESS DISTRIBUTIONS

--------------------------------------------------
  Distributions from net investment income             (0.20)     (0.18)     (0.19)     (0.16)     (0.21)
--------------------------------------------------
  Distributions from net realized gains                (2.71)     (0.85)     (0.60)     (0.01)        --
--------------------------------------------------    ------     ------     ------     ------     ------
  Total distributions                                  (2.91)     (1.03)     (0.79)     (0.17)     (0.21)
--------------------------------------------------    ------     ------     ------     ------     ------
NET ASSET VALUE, END OF PERIOD                        $15.41     $15.84     $12.69     $11.89     $10.46
--------------------------------------------------    ------     ------     ------     ------     ------
TOTAL RETURN (B)                                       16.34%     33.73%     14.16%     15.28%      6.35%
--------------------------------------------------
RATIOS TO AVERAGE NET ASSETS

--------------------------------------------------
  Expenses                                              0.91%      0.96%      0.98%      1.00%      0.69%*
--------------------------------------------------
  Net investment income                                 1.26%      1.26%      1.66%      1.36%      2.18%*
--------------------------------------------------
  Expense waiver/reimbursement (c)                      0.12%      0.12%      0.14%      0.20%      0.47%*
--------------------------------------------------
SUPPLEMENTAL DATA

--------------------------------------------------
  Net assets, end of period (000 omitted)             $89,142    $84,797    $66,019    $58,597    $37,539
--------------------------------------------------
  Average commission rate paid (d)                    $0.0619    $0.0687        --         --         --
--------------------------------------------------
  Portfolio turnover                                      75%        81%        46%        89%        92%
--------------------------------------------------

* Computed on an annualized basis.

(a) Reflects operations for the period from May 11, 1992 (date of initial public investment) to April 30, 1993.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(d) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged. This disclosure is required for fiscal years beginning on or after September 1, 1995.

(See Notes which are an integral part of the Financial Statements)

RIMCO MONUMENT SMALL CAPITALIZATION EQUITY FUND

PORTFOLIO OF INVESTMENTS

APRIL 30, 1997

--------------------------------------------------------------------------------


  SHARES                                                                                   VALUE

----------        -------------------------------------------------------------------   -----------
COMMON STOCKS--89.8%

-------------------------------------------------------------------------------------
                  BASIC MATERIALS--5.1%

                  -------------------------------------------------------------------
    12,895        Birmingham Steel Corp.                                                $   188,589
                  -------------------------------------------------------------------
    15,595        Calgon Carbon Corp.                                                       191,039
                  -------------------------------------------------------------------
    13,860        Elcor Corp.                                                               362,093
                  -------------------------------------------------------------------
     7,615        Medusa Corp.                                                              288,418
                  -------------------------------------------------------------------
     6,615        Oregon Steel Mills                                                        109,147
                  -------------------------------------------------------------------
    11,105        Quanex Corp.                                                              280,401
                  -------------------------------------------------------------------   -----------
                  Total                                                                   1,419,687

                  -------------------------------------------------------------------   -----------
                  CAPITAL GOODS--5.1%

                  -------------------------------------------------------------------
    18,160    (a) Cable Design Technologies                                                 342,770
                  -------------------------------------------------------------------
     9,445    (a) Exide Electronics Group, Inc.                                              85,005
                  -------------------------------------------------------------------
    17,755        Greenfield Industries, Inc.                                               361,758
                  -------------------------------------------------------------------
    24,980    (a) Trident International, Inc.                                               499,600
                  -------------------------------------------------------------------
     5,630        Zurn Industries, Inc.                                                     139,342
                  -------------------------------------------------------------------   -----------
                  Total                                                                   1,428,475

                  -------------------------------------------------------------------   -----------
                  CONSUMER CYCLICAL--18.6%

                  -------------------------------------------------------------------
    15,400        Claire's Stores, Inc.                                                     294,525
                  -------------------------------------------------------------------
    16,865        Comair Holdings, Inc.                                                     356,273
                  -------------------------------------------------------------------
    23,885        Flowers Industries, Inc.                                                  582,197
                  -------------------------------------------------------------------
    30,965    (a) Garden Ridge Corp.                                                        251,591
                  -------------------------------------------------------------------
    14,560    (a) General Nutrition Cos., Inc.                                              313,040
                  -------------------------------------------------------------------
    15,535    (a) Goody's Family Clothing, Inc.                                             271,862
                  -------------------------------------------------------------------
    63,890    (a) Jumbosports, Inc.                                                         295,491
                  -------------------------------------------------------------------
    24,335    (a) Just For Feet, Inc.                                                       386,318
                  -------------------------------------------------------------------
     3,835    (a) Nine West Group, Inc.                                                     151,962
                  -------------------------------------------------------------------
    17,692    (a) PC Service Source, Inc.                                                   113,892
                  -------------------------------------------------------------------

RIMCO MONUMENT SMALL CAPITALIZATION EQUITY FUND

--------------------------------------------------------------------------------


  SHARES                                                                                   VALUE

----------        -------------------------------------------------------------------   -----------
COMMON STOCKS--CONTINUED

-------------------------------------------------------------------------------------
                  CONSUMER CYCLICAL--CONTINUED

                  -------------------------------------------------------------------
    18,450        Pier 1 Imports, Inc.                                                  $   364,387
                  -------------------------------------------------------------------
    20,910    (a) Quaker Fabric Corp.                                                       284,899
                  -------------------------------------------------------------------
     7,180        Quality Food Centers, Inc.                                                288,097
                  -------------------------------------------------------------------
    23,425    (a) Rare Hospitality International, Inc.                                      272,316
                  -------------------------------------------------------------------
    13,610    (a) Safeskin Corp.                                                            304,524
                  -------------------------------------------------------------------
    15,581    (a) Suiza Foods Corp.                                                         446,006
                  -------------------------------------------------------------------
    27,635    (a) Sunglass Hut International, Inc.                                          200,354
                  -------------------------------------------------------------------   -----------
                  Total                                                                   5,177,734

                  -------------------------------------------------------------------   -----------
                  CONSUMER SERVICES--20.6%

                  -------------------------------------------------------------------
    28,800        Apple South, Inc.                                                         374,400
                  -------------------------------------------------------------------
    34,970    (a) Atlantic Coast Airlines, Inc.                                             428,383
                  -------------------------------------------------------------------
    27,391    (a) Coast Dental Services, Inc.                                               383,474
                  -------------------------------------------------------------------
    25,781        HA-LO Industries, Inc.                                                    431,832
                  -------------------------------------------------------------------
    12,952        La Quinta Inns, Inc.                                                      283,325
                  -------------------------------------------------------------------
     7,430    (a) National-Oilwell, Inc.                                                    288,841
                  -------------------------------------------------------------------
    21,035    (a) Scientific Games Holdings Corp.                                           462,770
                  -------------------------------------------------------------------
    14,484    (a) Source Services Corp.                                                     235,365
                  -------------------------------------------------------------------
    30,991    (a) Synthetic Industries, Inc.                                                596,577
                  -------------------------------------------------------------------
    11,410        TCA Cable TV, Inc.                                                        365,120
                  -------------------------------------------------------------------
    20,205    (a) Team Rental Group, Inc.                                                   454,613
                  -------------------------------------------------------------------
    20,520    (a) Telco Communications Group, Inc.                                          400,140
                  -------------------------------------------------------------------
    19,380    (a) U.S. Office Products Co.                                                  494,190
                  -------------------------------------------------------------------
    39,265    (a) VDI Media                                                                 245,406
                  -------------------------------------------------------------------
    13,835        York Group, Inc.                                                          266,324
                  -------------------------------------------------------------------   -----------
                  Total                                                                   5,710,760

                  -------------------------------------------------------------------   -----------
                  CONSUMER STAPLES--1.0%

                  -------------------------------------------------------------------
    31,305    (a) Cott Corp.                                                                290,060
                  -------------------------------------------------------------------   -----------

RIMCO MONUMENT SMALL CAPITALIZATION EQUITY FUND

--------------------------------------------------------------------------------


  SHARES                                                                                   VALUE

----------        -------------------------------------------------------------------   -----------
COMMON STOCKS--CONTINUED

-------------------------------------------------------------------------------------
                  ENERGY--4.0%

                  -------------------------------------------------------------------
     7,140    (a) BJ Services Co.                                                       $   336,473
                  -------------------------------------------------------------------
    13,435    (a) Patterson Energy Inc.                                                     386,256
                  -------------------------------------------------------------------
     8,685    (a) Seacor Holdings, Inc.                                                     373,455
                  -------------------------------------------------------------------   -----------
                  Total                                                                   1,096,184

                  -------------------------------------------------------------------   -----------
                  FINANCIAL--13.9%

                  -------------------------------------------------------------------
    20,340        Amresco, Inc.                                                             296,201
                  -------------------------------------------------------------------
    24,485    (a) Dime Bancorp, Inc.                                                        394,821
                  -------------------------------------------------------------------
    14,255    (a) FIRSTPLUS Financial Group, Inc.                                           315,392
                  -------------------------------------------------------------------
    16,440        Hubco, Inc.                                                               404,835
                  -------------------------------------------------------------------
    23,590    (a) IMC Mortgage Co.                                                          265,387
                  -------------------------------------------------------------------
    45,380    (a) Olympic Financial Ltd.                                                    436,783
                  -------------------------------------------------------------------
     8,475        The PMI Group, Inc.                                                       433,284
                  -------------------------------------------------------------------
     4,035    (a) Silicon Valley Bancshares                                                 141,225
                  -------------------------------------------------------------------
    13,980        Sirrom Capital Corp.                                                      435,128
                  -------------------------------------------------------------------
     5,191        Union Planters Corp.                                                      231,648
                  -------------------------------------------------------------------
    12,320        Vesta Insurance Group, Inc.                                               514,360
                  -------------------------------------------------------------------   -----------
                  Total                                                                   3,869,064

                  -------------------------------------------------------------------   -----------
                  HEALTH CARE--9.4%

                  -------------------------------------------------------------------
    28,745    (a) Advance ParadigM, Inc.                                                    326,974
                  -------------------------------------------------------------------
    15,310        Life Technologies, Inc.                                                   388,491
                  -------------------------------------------------------------------
    10,585    (a) Lincare Holdings, Inc.                                                    415,461
                  -------------------------------------------------------------------
    12,690    (a) Multicare Companies, Inc.                                                 236,351
                  -------------------------------------------------------------------
    23,645    (a) NABI, Inc.                                                                141,870
                  -------------------------------------------------------------------
    16,365    (a) Rexall Sundown, Inc.                                                      325,254
                  -------------------------------------------------------------------
    15,470    (a) Steris Corp.                                                              506,643
                  -------------------------------------------------------------------
    21,985    (a) United Payors & United Providers, Inc.                                    269,316
                  -------------------------------------------------------------------   -----------
                  Total                                                                   2,610,360

                  -------------------------------------------------------------------   -----------

RIMCO MONUMENT SMALL CAPITALIZATION EQUITY FUND

--------------------------------------------------------------------------------



SHARES OR

PRINCIPAL

  AMOUNT                                                                                  VALUE

----------        ------------------------------------------------------------------   -----------
COMMON STOCKS--CONTINUED

------------------------------------------------------------------------------------
                  TECHNOLOGY--8.2%

                  ------------------------------------------------------------------
    19,425    (a) BTG, Inc.                                                            $   291,375
                  ------------------------------------------------------------------
     9,525    (a) Black Box Corp.                                                          225,028
                  ------------------------------------------------------------------
    26,230    (a) CHS Electronics, Inc.                                                    498,370
                  ------------------------------------------------------------------
    60,780    (a) Compucom System, Inc.                                                    357,083
                  ------------------------------------------------------------------
    23,630    (a) Hyperion Software Corp.                                                  383,988
                  ------------------------------------------------------------------
    19,485    (a) Inacom Corp.                                                             431,106
                  ------------------------------------------------------------------
    10,070    (a) PictureTel Corp.                                                          89,371
                  ------------------------------------------------------------------   -----------
                  Total                                                                  2,276,321

                  ------------------------------------------------------------------   -----------
                  TRANSPORTATION--1.4%

                  ------------------------------------------------------------------
    19,975    (a) Yellow Corp.                                                             384,519
                  ------------------------------------------------------------------   -----------
                  UTILITIES-GAS & ELECTRIC--1.4%

                  ------------------------------------------------------------------
    18,195        TNP Enterprises, Inc.                                                    382,095
                  ------------------------------------------------------------------   -----------
                  UTILITIES-TELEPHONE--1.1%

                  ------------------------------------------------------------------
    19,210        ACC Corp.                                                                304,959
                  ------------------------------------------------------------------   -----------
                  TOTAL COMMON STOCKS (IDENTIFIED COST $25,511,337)                     24,950,218
                  ------------------------------------------------------------------   -----------
(B)REPURCHASE AGREEMENT--8.0%

------------------------------------------------------------------------------------
$2,211,000        Donaldson, Lufkin & Jenrette Securities Corp., 5.35%, dated

                  4/30/1997, due 5/1/1997 (AT AMORTIZED COST)                            2,211,000
                  ------------------------------------------------------------------   -----------
                  TOTAL INVESTMENTS (IDENTIFIED COST $27,722,337)(C)                   $27,161,218

                  ------------------------------------------------------------------   -----------

(a) Non-income producing security.

(b) The repurchase agreement is fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.

(c) The cost of investments for federal tax purposes amounts to $27,875,093. The net unrealized depreciation of investments on a federal tax basis amounts to $731,875 which is comprised of $2,426,555 appreciation and $3,140,430 depreciation at April 30, 1997.

Note: The categories of investments are shown as a percentage of net assets
      ($27,777,127) at April 30, 1997.

(See Notes which are an integral part of the Financial Statements)

RIMCO MONUMENT SMALL CAPITALIZATION EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 1997

--------------------------------------------------------------------------------



ASSETS:

---------------------------------------------------------------------------------
Total investments in securities, at value (identified cost $27,722,337 and tax
cost $27,875,093)                                                                    $27,161,218
---------------------------------------------------------------------------------
Cash                                                                                       1,938

---------------------------------------------------------------------------------
Income receivable                                                                         15,062

---------------------------------------------------------------------------------
Receivable for investments sold                                                          943,155

---------------------------------------------------------------------------------
Receivable for shares sold                                                                90,250

---------------------------------------------------------------------------------
Deferred expenses                                                                          2,359

---------------------------------------------------------------------------------    -----------
     Total assets                                                                     28,213,982

---------------------------------------------------------------------------------
LIABILITIES:

---------------------------------------------------------------------------------
Payable for investments purchased                                     $   410,419
-------------------------------------------------------------------
Payable for shares redeemed                                                   134

-------------------------------------------------------------------
Accrued expenses                                                           26,302

-------------------------------------------------------------------   -----------
     Total liabilities                                                                   436,855

---------------------------------------------------------------------------------    -----------
NET ASSETS for 2,170,932 shares outstanding                                          $27,777,127
---------------------------------------------------------------------------------    -----------
NET ASSETS CONSIST OF:

---------------------------------------------------------------------------------
Paid in capital                                                                      $25,541,452

---------------------------------------------------------------------------------
Net unrealized depreciation of investments                                              (561,119)

---------------------------------------------------------------------------------
Accumulated net realized gain on investments                                           2,796,794
---------------------------------------------------------------------------------    -----------
     Total Net Assets                                                                $27,777,127

---------------------------------------------------------------------------------    -----------
NET ASSET VALUE and Redemption Proceeds Per Share:

($27,777,127 / 2,170,932 shares outstanding)                                              $12.80
---------------------------------------------------------------------------------    -----------
Offering Price Per Share (100/94.25 of $12.80)*                                           $13.58
---------------------------------------------------------------------------------    -----------

* See "What Shares Cost" in the Prospectus.

(See Notes which are an integral part of the Financial Statements)

RIMCO MONUMENT SMALL CAPITALIZATION EQUITY FUND

STATEMENT OF OPERATIONS
YEAR ENDED APRIL 30, 1997

--------------------------------------------------------------------------------


INVESTMENT INCOME:

--------------------------------------------------------------------------------
Dividends                                                                           $   112,848
--------------------------------------------------------------------------------
Interest                                                                                101,540

--------------------------------------------------------------------------------    -----------
     Total income                                                                       214,388

--------------------------------------------------------------------------------
EXPENSES:

--------------------------------------------------------------------------------
Investment advisory fee                                                $ 184,690
--------------------------------------------------------------------
Administrative personnel and services fee                                 49,978

--------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                  30,517
--------------------------------------------------------------------
Directors'/Trustees' fees                                                    500

--------------------------------------------------------------------
Auditing fees                                                             13,710

--------------------------------------------------------------------
Legal fees                                                                   653

--------------------------------------------------------------------
Portfolio accounting fees                                                 41,446

--------------------------------------------------------------------
Share registration costs                                                   7,912

--------------------------------------------------------------------
Printing and postage                                                       5,301

--------------------------------------------------------------------
Insurance premiums                                                           506

--------------------------------------------------------------------
Miscellaneous                                                              2,373

--------------------------------------------------------------------   ---------
     Total expenses                                                      337,586

--------------------------------------------------------------------
Waiver of investment advisory fee                                       (105,949)

--------------------------------------------------------------------   ---------
     Net expenses                                                                       231,637

--------------------------------------------------------------------------------    -----------
          Net operating loss                                                            (17,249)

--------------------------------------------------------------------------------    -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

--------------------------------------------------------------------------------
Net realized gain on investments                                                      3,370,741

--------------------------------------------------------------------------------
Net change in unrealized depreciation of investments                                 (4,671,477)
--------------------------------------------------------------------------------    -----------
     Net realized and unrealized loss on investments                                 (1,300,736)
--------------------------------------------------------------------------------    -----------
          Change in net assets resulting from operations                            $(1,317,985)
--------------------------------------------------------------------------------    -----------

(See Notes which are an integral part of the Financial Statements)

RIMCO MONUMENT SMALL CAPITALIZATION EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------


                                                                       YEAR ENDED APRIL 30,

                                                                    ---------------------------
                                                                       1997            1996
                                                                    -----------     -----------
INCREASE (DECREASE) IN NET ASSETS:

-----------------------------------------------------------------
OPERATIONS--

-----------------------------------------------------------------
Net investment loss                                                 $   (17,249)    $   (19,299)
-----------------------------------------------------------------
Net realized gain on investments ($3,506,193 and $1,248,100,

respectively, as computed for federal tax purposes)                   3,370,741       1,243,022
-----------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                 (4,671,477)      3,821,076
-----------------------------------------------------------------   -----------     -----------
     Change in net assets resulting from operations                  (1,317,985)      5,044,799
-----------------------------------------------------------------   -----------     -----------
DISTRIBUTIONS TO SHAREHOLDERS--

-----------------------------------------------------------------
Distributions from net investment income                                     --         (11,338)
-----------------------------------------------------------------
Distributions from net realized gains                                (1,336,383)       (431,812)
-----------------------------------------------------------------   -----------     -----------
     Change in net assets resulting from distributions to

      shareholders                                                   (1,336,383)       (443,150)
-----------------------------------------------------------------   -----------     -----------
SHARE TRANSACTIONS--

-----------------------------------------------------------------
Proceeds from sale of shares                                         14,668,375      11,178,111
-----------------------------------------------------------------
Net asset value of shares issued to shareholders in payment of

distributions declared                                                   93,490          10,491
-----------------------------------------------------------------
Cost of shares redeemed                                              (3,619,751)     (4,110,287)
-----------------------------------------------------------------   -----------     -----------
     Change in net assets resulting from share transactions          11,142,114       7,078,315
-----------------------------------------------------------------   -----------     -----------
          Change in net assets                                        8,487,746      11,679,964
-----------------------------------------------------------------
NET ASSETS:

-----------------------------------------------------------------
Beginning of period                                                  19,289,381       7,609,417
-----------------------------------------------------------------   -----------     -----------
End of period                                                       $27,777,127     $19,289,381
-----------------------------------------------------------------   -----------     -----------

(See Notes which are an integral part of the Financial Statements)

RIMCO MONUMENT SMALL CAPITALIZATION EQUITY FUND

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                                             YEAR ENDED APRIL 30,

                                                                         ----------------------------
                                                                          1997       1996      1995(A)
                                                                         ------     ------     ------
NET ASSET VALUE, BEGINNING OF PERIOD                                     $14.10     $10.43     $10.00

---------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS

---------------------------------------------------------------------
  Net investment income (operating loss)                                  (0.01)     (0.02)      0.02
---------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments                  (0.47)      4.05       0.41
---------------------------------------------------------------------    ------     ------     ------
  Total from investment operations                                        (0.48)      4.03       0.43
---------------------------------------------------------------------
LESS DISTRIBUTIONS

---------------------------------------------------------------------
  Distributions from net investment income                                   --      (0.01)        --
---------------------------------------------------------------------
  Distributions from net realized gain on investments                     (0.82)     (0.35)        --
---------------------------------------------------------------------    ------     ------     ------
  Total distributions                                                     (0.82)     (0.36)        --
---------------------------------------------------------------------    ------     ------     ------
NET ASSET VALUE, END OF PERIOD                                           $12.80     $14.10     $10.43
---------------------------------------------------------------------    ------     ------     ------
TOTAL RETURN (B)                                                          (3.76%)    39.43%      4.30%
---------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS

---------------------------------------------------------------------
  Expenses                                                                 1.00%      1.14%      1.66%*
---------------------------------------------------------------------
  Net investment income                                                   (0.07%)    (0.13%)     0.98%*
---------------------------------------------------------------------
  Expense waiver/reimbursement (c)                                         0.46%      0.80%      1.54%*
---------------------------------------------------------------------
SUPPLEMENTAL DATA

---------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                $27,777    $19,289    $7,609
---------------------------------------------------------------------
  Average commission rate paid (d)                                       $0.0691    $0.0650        --
---------------------------------------------------------------------
  Portfolio turnover                                                         93%        70%         8%
---------------------------------------------------------------------

  * Computed on an annualized basis.

(a) Reflects operations for the period from February 27, 1995 (date of initial public investment) to April 30, 1995.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(d) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged. This disclosure is required for fiscal years beginning on or after September 1, 1995.

(See Notes which are an integral part of the Financial Statements)

RIMCO MONUMENT FUNDS
COMBINED NOTES TO FINANCIAL STATEMENTS

APRIL 30, 1997

--------------------------------------------------------------------------------
(1) ORGANIZATION

RIMCO Monument Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of five diversified portfolios (individually referred to as the "Fund", or collectively as the "Funds") which are presented herein:


---------------------------------------------------------------------------------------------

               PORTFOLIO NAME                               INVESTMENT OBJECTIVE

---------------------------------------------------------------------------------------------
  RIMCO Monument U.S. Treasury Money Market     To provide current income consistent with
  Fund ("Treasury Fund")                        stability of principal and liquidity.

---------------------------------------------------------------------------------------------
  RIMCO Monument Prime Money Market Fund To provide current income consistent with ("Prime Fund") stability of principal and liquidity.

---------------------------------------------------------------------------------------------
  RIMCO Monument Bond Fund ("Bond Fund")        To achieve current income.

---------------------------------------------------------------------------------------------
  RIMCO Monument Stock Fund ("Stock Fund") To provide growth of capital and income.

---------------------------------------------------------------------------------------------
  RIMCO Monument Small Capitalization Equity

  Fund ("Small Capitalization Fund")            To provide long-term capital appreciation.

---------------------------------------------------------------------------------------------

Prime Fund offers two classes of shares: Class A Shares and Class B Shares. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--U.S. government securities, listed corporate bonds (other fixed income and asset-backed securities), and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities (and investments in closed-end investment companies) are valued at the last sale price reported on a national securities exchange. For the money market Funds within the Trust, the use of the amortized cost method to value portfolio securities is in accordance with Rule 2a-7 under the Act. For fluctuating net asset value Funds within the Trust, short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities purchased with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair market value.

RIMCO MONUMENT FUNDS

--------------------------------------------------------------------------------

     REPURCHASE AGREEMENTS--It is the policy of the Funds to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

     The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds' adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.

     Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing book/tax treatments of net operating loss and market discount amortization. The following reclassifications have been made to the financial statements.


                          INCREASE (DECREASE)

                                            ----------------------------------------
                                                                         ACCUMULATED
                                                       UNDISTRIBUTED         NET

                                            PAID-IN    NET INVESTMENT     REALIZED

                  FUND NAME                 CAPITAL        INCOME           GAIN

    -------------------------------------   -------    --------------    -----------
    Prime Fund                              $1,749        ($ 1,749)              --
    Small Capitalization Fund                   --          17,249        ($ 17,249)

     FEDERAL TAXES--It is the Funds' policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of their income. Accordingly, no provisions for federal tax are necessary.

     At April 30, 1997, the Prime Fund and Bond Fund, for federal tax purposes, had capital loss carryforwards of $872,003 and $3,576,333, respectively, which will reduce each Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Prime Fund and Bond Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward of the Prime Fund will expire in 2002 ($836,919), 2003

RIMCO MONUMENT FUNDS

--------------------------------------------------------------------------------

     ($20,474), and 2005 ($14,610). The capital loss carryforward of the Bond Fund will expire in 2003 ($3,106,007) and 2005 ($470,326).

     Additionally, a net capital loss of $353 for the Prime Fund, and $62,014 for the Bond Fund, attributable to security transactions incurred after October 31, 1996, are treated as arising on May 1, 1997, the first day of the Fund's next taxable year.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     DEFERRED EXPENSES--The costs incurred by each Fund with respect to registration of their shares in their first fiscal year, excluding the initial expense of registering their shares, have been deferred and are being amortized over a period not to exceed five years from each Fund's commencement date.

     USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

     OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:


                                                                                                TREASURY FUND

                                                                                        -----------------------------
                                                                                         YEAR ENDED       YEAR ENDED
                                                                                         APRIL 30,        APRIL 30,

                                                                                            1997             1996
------------------------------------------------------------------------------------    ------------     ------------
Shares sold                                                                              449,279,619      436,204,901

------------------------------------------------------------------------------------
Shares issued to shareholders in payment of distributions declared                           860,699          773,387
------------------------------------------------------------------------------------
Shares redeemed                                                                         (416,232,679)    (410,963,751)
------------------------------------------------------------------------------------     -----------      -----------
  Net change resulting from share transactions                                            33,907,639       26,014,537
------------------------------------------------------------------------------------     -----------      -----------

RIMCO MONUMENT FUNDS

--------------------------------------------------------------------------------


                                                                                                 PRIME FUND

                                                                                       -------------------------------
                                                                                         YEAR ENDED        YEAR ENDED
                                                                                         APRIL 30,         APRIL 30,

                                  CLASS A SHARES                                            1997              1996
-----------------------------------------------------------------------------------    --------------     ------------
Shares sold                                                                             1,412,757,103      993,934,310

----------------------------------------------------------------------------------
Shares issued to shareholders in payment of distributions declared                          6,512,315        3,827,511
----------------------------------------------------------------------------------
Shares redeemed                                                                        (1,414,974,408)    (913,943,749)
----------------------------------------------------------------------------------       ------------      -----------
  Net change resulting from Class A Shares transactions                                     4,295,010       83,818,072
----------------------------------------------------------------------------------       ------------      -----------


                                                                                              PRIME FUND

                                                                                     -----------------------------
                                                                                      YEAR ENDED      PERIOD ENDED
                                                                                      APRIL 30,        APRIL 30,

                                 CLASS B SHARES                                          1997            1996*
---------------------------------------------------------------------------------    ------------     ------------
Shares sold                                                                           80,348,400           10,100

--------------------------------------------------------------------------------
Shares issued to shareholders in payment of distributions declared                           209                2
--------------------------------------------------------------------------------
Shares redeemed                                                                      (54,095,833)              --
--------------------------------------------------------------------------------     -----------       ----------
  Net change resulting from Class B Shares transactions                               26,252,776           10,102
--------------------------------------------------------------------------------     -----------       ----------
  Net change resulting from share transactions                                        30,547,786       83,828,174
--------------------------------------------------------------------------------     -----------       ----------

* For the period from December 12, 1995 (date of initial public investment) to April 30, 1996.


                                                                                                                SMALL

                                                                                                         CAPITALIZATION FUND

                                                            BOND FUND                                    --------------------
                                                      ----------------------         STOCK FUND                        YEAR

                                                                     YEAR      -----------------------     YEAR       ENDED
                                                      YEAR ENDED     ENDED     YEAR ENDED   YEAR ENDED     ENDED      APRIL
                                                      APRIL 30,    APRIL 30,   APRIL 30,    APRIL 30,    APRIL 30,     30,

                                                         1997        1996         1997         1996        1997        1996
----------------------------------------------------  ----------   ---------   ----------   ----------   ---------   --------
Shares sold                                              648,055   1,124,984    1,490,755    1,281,444   1,058,741    975,448
---------------------------------------------------
Shares issued to shareholders in payment of

distributions declared                                    36,491      52,178      290,990      162,712       6,849        889
---------------------------------------------------
Shares redeemed                                       (2,679,358)   (803,997)  (1,352,718)  (1,293,310)   (262,516)  (338,047)
---------------------------------------------------    ---------    --------    ---------    ---------    --------    -------
  Net change resulting from share transactions        (1,994,812)    373,165      429,027      150,846     803,074    638,290
---------------------------------------------------    ---------    --------    ---------    ---------    --------    -------

(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Riggs Investment Management Corp., the Trust's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee based on a percentage of each Fund's average daily net assets (see below). The Adviser may voluntarily choose to waive a portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

RIMCO MONUMENT FUNDS

--------------------------------------------------------------------------------


                                                                         ANNUAL

                                      FUND                                RATE

            ---------------------------------------------------------    ------
            Treasury Fund                                                0.50%

            ---------------------------------------------------------
            Prime Fund                                                   0.50%

            ---------------------------------------------------------
            Bond Fund                                                    0.75%

            ---------------------------------------------------------
            Stock Fund                                                   0.75%

            ---------------------------------------------------------
            Small Capitalization Fund                                    0.80%

            ---------------------------------------------------------

ADMINISTRATIVE FEE--Federated Administrative Services ("FAS") provides the Trust with certain administrative personnel and services. The FAS fee is based on the level of average aggregate net assets of the Trust for the period.

DISTRIBUTION SERVICES FEE--Prime Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, Prime Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of Class B Shares of the Prime Fund to finance activities intended to result in the sale of the Prime Fund's Class B Shares. The Plan provides that the Prime Fund may incur distribution expenses up to 0.50% of the average daily net assets of the Class B Shares, annually, to compensate FSC.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT FEES--Federated Services Company ("FServ"), through its subsidiary, Federated Shareholder Services Company ("FSSC"), serves as transfer and dividend disbursing agent for the Funds. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES--FServ maintains the Funds' accounting records for which it receives a fee. The fee is based on the level of each Fund's average daily net assets for the period, plus out-of-pocket expenses.

CUSTODIAN FEES--Riggs Bank N.A. is the Funds' custodian. The fee is based on the level of each Fund's average daily net assets for the period, plus out-of-pocket expenses.

ORGANIZATIONAL EXPENSES--Organizational expenses were borne initially by FAS. The Funds have agreed to reimburse FAS for the organizational expenses during the five-year period following each

RIMCO MONUMENT FUNDS

--------------------------------------------------------------------------------

Fund's effective date. For the year ended April 30, 1997, the following amounts were paid pursuant to this agreement:


                                                                         ORGANIZATIONAL EXPENSES

                                                                                  PAID

                                                       ORGANIZATIONAL      FOR THE YEAR ENDED

             FUND                   EFFECTIVE DATE        EXPENSES           APRIL 30, 1997
-------------------------------   ------------------   --------------    -----------------------
Treasury Fund                       July 30, 1991         $ 50,507               $ 2,208
-------------------------------
Bond Fund                           July 30, 1991           29,704                 5,776
-------------------------------
Stock Fund                          July 30, 1991           30,877                 6,004
-------------------------------
Small Capitalization Fund          February 6, 1995         22,693                 6,298
-------------------------------

GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

(5) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term obligations, for the year ended April 30, 1997, were as follows:


                              FUND                                   PURCHASES         SALES

-----------------------------------------------------------------   -----------     -----------
Bond Fund                                                           $55,759,568     $73,110,248

-----------------------------------------------------------------   -----------     -----------
Stock Fund                                                          $60,569,351     $69,980,219
-----------------------------------------------------------------   -----------     -----------
Small Capitalization Fund                                           $28,709,442     $19,948,845
-----------------------------------------------------------------   -----------     -----------

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

--------------------------------------------------------------------------------

To the Board of Trustees and Shareholders of RIMCO MONUMENT FUNDS:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments of RIMCO MONUMENT FUNDS (comprising respectively, RIMCO Monument Prime Money Market Fund, RIMCO Monument U.S. Treasury Money Market Fund, RIMCO Monument Bond Fund, RIMCO Monument Small Capitalization Equity Fund and RIMCO Monument Stock Fund portfolios) as of April 30, 1997, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the periods then ended and financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting RIMCO MONUMENT FUNDS, as indicated above, at April 30, 1997, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the periods then ended, and financial highlights for each of the period presented in conformity with generally accepted accounting principles.

                                                               ERNST & YOUNG LLP

Pittsburgh, Pennsylvania
June 18, 1997


TRUSTEES                                        OFFICERS

---------------------------------------------------------------------------------------------
John F. Donahue                                 John F. Donahue
Thomas G. Bigley                                Chairman
John T. Conroy, Jr.                             Edward C. Gonzales
William J. Copeland                             President and Treasurer
James E. Dowd                                   J. Christopher Donahue
Lawrence D. Ellis, M.D.                         Executive Vice President
Edward L. Flaherty, Jr.                         John W. McGonigle
Edward C. Gonzales                              Executive Vice President and Secretary
Peter E. Madden                                 Jeffrey W. Sterling
Gregor F. Meyer                                 Vice President and Assistant Treasurer
John E. Murray, Jr.                             Richard B. Fisher
Wesley W. Posvar                                Vice President
Marjorie P. Smuts                               Jay S. Neuman
                                                Assistant Secretary


Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds' prospectus which contains facts concerning the Funds' objective and policies, management fees, expenses and other information.

A1. The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed in the upper left quadrant. RIMCO Monument Bond Fund is represented by a solid line. The Lehman Brothers Govt./Corp. Total Index is represented by a dotted line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the fund and the Lehman Brothers Govt./Corp. Total Index. The "x" axis reflects computation periods from 5/11/92 to 4/30/97. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the fund as compared to the Lehman Brothers Govt./Corp. Total Index. The ending values were $13,182 and $14,359, respectively.

A2. The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed in the upper left quadrant. RIMCO Monument Stock Fund is represented by a solid line. The Standard & Poor's 500 Index is represented by a dotted line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the fund and the Standard & Poor's 500 Index. The "x" axis reflects computation periods from 5/11/92 to 4/30/97. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the fund as compared to the Standard & Poor's 500 Index. The ending values were $21,097 and $21,985, respectively.

A3. The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed in the upper left quadrant. RIMCO Monument Small Capitalization Equity Fund is represented by a solid line. The Russell 2000 Index is represented by a dotted line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the fund and the Russell 2000 Index. The "x" axis reflects computation periods from 2/27/95 to 4/30/97. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the fund as compared to the Russell 2000 Index. The ending values were $13,506 and $14,518, respectively.